UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
190 Middle Street
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 – March 31, 2025
ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - March 31, 2025

Tributary Balanced Fund

FOBAX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.93%

How did the Fund perform in the last year?

For the fiscal year ended March 31, 2025, the Tributary Balanced Fund returned 4.65% (Institutional Class), underperforming the +6.75% benchmark return. There were two primary drivers of relative performance. On the positive side, individual bond holdings gained +6.13%, ahead of the Barclays Capital U.S. Intermediate Index +5.65% return. On the negative side, individual stock holdings returned +4.96%, lagging the Russell 3000 Index's +7.22% return.

In fixed income, the largest driver of relative returns was the yield advantage, primarily from the Fund’s overweight exposure to non-agency securitized product. The modest lower-quality bias and overweight allocation to financial corporate credits also added to returns. In sector allocation, the Fund remains underweight U.S. government bonds and overweight the non-agency securitized sectors. Over the last year, we increased exposure by nearly 4% in ABS, finding compelling value in auto, equipment and consumer-loan backed securitizations. The Fund maintains a high-quality portfolio with a weighted average credit rating of Aa3.

In equities, financials, industrials, basic materials and utilities contributed to relative returns. The top three contributors were RTX, Walmart and Nvidia. Stock selection was negative in information technology, consumer discretionary, consumer staples and energy. The bottom three detractors from performance include Tesla, Lamb Weston and Microchip. U.S. economic activity slowed in the first quarter, and economists increased their probability of a recession as result of tariffs and the potential for an extended trade war. The equity team increased exposure to defensive sectors of the market and believes our diversified equity holdings are well positioned due to their higher profit outlook and relative valuation discount.

Fixed income remains attractive on a valuation basis as compared to equities with the yield-to-maturity in the bond portfolio of 4.5%. We expect the defensive part of the Fund holdings will likely generate solid returns in the upcoming year. Equity valuations are somewhat elevated with the Russell 3000 P/E of 21.0x at the end of March. We are defensively positioned in asset allocation with Fund’s stock exposure 58.2% as of March 31st. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

Total Return Based on a $10,000 Investment

Institutional Class
Russell 3000 Index
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$30,515
$21,581
$19,802
$11,961
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Class	Russell 3000 Index	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
3/15	$10,000	$10,000	$10,000	$10,000
6/15	$9,921	$10,014	$9,938	$9,984
9/15	$9,365	$9,288	$10,032	$9,585
12/15	$9,654	$9,870	$9,963	$9,921
3/16	$9,707	$9,966	$10,206	$10,086
6/16	$9,817	$10,228	$10,368	$10,310
9/16	$9,962	$10,678	$10,385	$10,588
12/16	$10,005	$11,127	$10,170	$10,769
3/17	$10,455	$11,766	$10,250	$11,172
6/17	$10,703	$12,121	$10,346	$11,416
9/17	$10,952	$12,675	$10,408	$11,756
12/17	$11,401	$13,478	$10,387	$12,190
3/18	$11,339	$13,392	$10,286	$12,102
6/18	$11,624	$13,912	$10,286	$12,384
9/18	$12,139	$14,903	$10,308	$12,920
12/18	$11,162	$12,772	$10,479	$11,881
3/19	$12,158	$14,566	$10,722	$12,984
6/19	$12,573	$15,162	$10,999	$13,455
9/19	$12,871	$15,338	$11,150	$13,626
12/19	$13,583	$16,734	$11,191	$14,383
3/20	$11,973	$13,236	$11,460	$12,661
6/20	$13,545	$16,152	$11,782	$14,451
9/20	$14,237	$17,639	$11,854	$15,289
12/20	$15,300	$20,229	$11,911	$16,659
3/21	$15,741	$21,513	$11,690	$17,163
6/21	$16,708	$23,285	$11,805	$18,074
9/21	$16,663	$23,262	$11,807	$18,070
12/21	$17,800	$25,420	$11,740	$19,031
3/22	$16,788	$24,078	$11,211	$18,097
6/22	$15,073	$20,057	$10,945	$16,085
9/22	$14,373	$19,161	$10,610	$15,476
12/22	$15,122	$20,537	$10,773	$16,255
3/23	$16,011	$22,012	$11,024	$17,107
6/23	$16,956	$23,858	$10,935	$17,907
9/23	$16,428	$23,082	$10,844	$17,502
12/23	$17,777	$25,868	$11,338	$19,090
3/24	$18,922	$28,460	$11,321	$20,215
6/24	$19,556	$29,376	$11,393	$20,662
9/24	$20,308	$31,205	$11,868	$21,778
12/24	$20,265	$32,027	$11,678	$21,989
3/25	$19,802	$30,515	$11,961	$21,581

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	4.65%	10.59%	7.07%
Russell 3000 Index	7.22%	18.18%	11.80%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	5.65%	0.86%	1.81%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	6.75%	11.25%	8.00%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$78,573,410
# of Portfolio Holdings	208
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$341,026

Sector Weightings

(% total investments)

Value	Value
Information Technology	18.1%
Government Securities	14.5%
Financials	12.7%
Consumer Discretionary	7.5%
Asset Backed Securities	7.3%
Industrials	6.6%
Communication Services	6.3%
Health Care	6.3%
Consumer Staples	4.5%
Short-Term Investments	3.7%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Energy	2.5%
Utilities	2.1%
Real Estate	1.8%
Materials	1.3%
Non-Agency Residential Mortgage Backed Securities	1.3%
U.S. Government Mortgage Backed Securities	0.7%

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.34%
U.S. Treasury Note/Bond	3.89%
U.S. Treasury Note/Bond	3.83%
Microsoft Corp.	3.79%
NVIDIA Corp.	3.60%
Alphabet, Inc., Class C	2.34%
Amazon.com, Inc.	2.29%
U.S. Treasury Note/Bond	2.08%
U.S. Treasury Note/Bond	1.92%
U.S. Treasury Note	1.83%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOBAX-25

Annual Shareholder Report - March 31, 2025

Tributary Balanced Fund

FOBPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$78	0.76%

How did the Fund perform in the last year?

For the fiscal year ended March 31, 2025, the Tributary Balanced Fund returned 4.78% (Institutional Plus Class), underperforming the +6.75% benchmark return. There were two primary drivers of relative performance. On the positive side, individual bond holdings gained +6.13%, ahead of the Barclays Capital U.S. Intermediate Index +5.65% return. On the negative side, individual stock holdings returned +4.96%, lagging the Russell 3000 Index's +7.22% return.

In fixed income, the largest driver of relative returns was the yield advantage, primarily from the Fund’s overweight exposure to non-agency securitized product. The modest lower-quality bias and overweight allocation to financial corporate credits also added to returns. In sector allocation, the Fund remains underweight U.S. government bonds and overweight the non-agency securitized sectors. Over the last year, we increased exposure by nearly 4% in ABS, finding compelling value in auto, equipment and consumer-loan backed securitizations. The Fund maintains a high-quality portfolio with a weighted average credit rating of Aa3.

In equities, financials, industrials, basic materials and utilities contributed to relative returns. The top three contributors were RTX, Walmart and Nvidia. Stock selection was negative in information technology, consumer discretionary, consumer staples and energy. The bottom three detractors from performance include Tesla, Lamb Weston and Microchip. U.S. economic activity slowed in the first quarter, and economists increased their probability of a recession as result of tariffs and the potential for an extended trade war. The equity team increased exposure to defensive sectors of the market and believes our diversified equity holdings are well positioned due to their higher profit outlook and relative valuation discount.

Fixed income remains attractive on a valuation basis as compared to equities with the yield-to-maturity in the bond portfolio of 4.5%. We expect the defensive part of the Fund holdings will likely generate solid returns in the upcoming year. Equity valuations are somewhat elevated with the Russell 3000 P/E of 21.0x at the end of March. We are defensively positioned in asset allocation with Fund’s stock exposure 58.2% as of March 31st. We continue to closely monitor the changing economic and market environment and will further adjust Fund allocations as warranted.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Russell 3000 Index
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$30,515
$21,581
$20,151
$11,961
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Plus Class	Russell 3000 Index	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
3/15	$10,000	$10,000	$10,000	$10,000
6/15	$9,920	$10,014	$9,938	$9,984
9/15	$9,371	$9,288	$10,032	$9,585
12/15	$9,668	$9,870	$9,963	$9,921
3/16	$9,722	$9,966	$10,206	$10,086
6/16	$9,840	$10,228	$10,368	$10,310
9/16	$9,986	$10,678	$10,385	$10,588
12/16	$10,035	$11,127	$10,170	$10,769
3/17	$10,490	$11,766	$10,250	$11,172
6/17	$10,742	$12,121	$10,346	$11,416
9/17	$11,001	$12,675	$10,408	$11,756
12/17	$11,463	$13,478	$10,387	$12,190
3/18	$11,399	$13,392	$10,286	$12,102
6/18	$11,689	$13,912	$10,286	$12,384
9/18	$12,212	$14,903	$10,308	$12,920
12/18	$11,233	$12,772	$10,479	$11,881
3/19	$12,245	$14,566	$10,722	$12,984
6/19	$12,668	$15,162	$10,999	$13,455
9/19	$12,980	$15,338	$11,150	$13,626
12/19	$13,706	$16,734	$11,191	$14,383
3/20	$12,082	$13,236	$11,460	$12,661
6/20	$13,680	$16,152	$11,782	$14,451
9/20	$14,378	$17,639	$11,854	$15,289
12/20	$15,465	$20,229	$11,911	$16,659
3/21	$15,919	$21,513	$11,690	$17,163
6/21	$16,903	$23,285	$11,805	$18,074
9/21	$16,859	$23,262	$11,807	$18,070
12/21	$18,020	$25,420	$11,740	$19,031
3/22	$17,000	$24,078	$11,211	$18,097
6/22	$15,276	$20,057	$10,945	$16,085
9/22	$14,575	$19,161	$10,610	$15,476
12/22	$15,336	$20,537	$10,773	$16,255
3/23	$16,243	$22,012	$11,024	$17,107
6/23	$17,206	$23,858	$10,935	$17,907
9/23	$16,683	$23,082	$10,844	$17,502
12/23	$18,066	$25,868	$11,338	$19,090
3/24	$19,232	$28,460	$11,321	$20,215
6/24	$19,888	$29,376	$11,393	$20,662
9/24	$20,660	$31,205	$11,868	$21,778
12/24	$20,617	$32,027	$11,678	$21,989
3/25	$20,151	$30,515	$11,961	$21,581

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	4.78%	10.77%	7.26%
Russell 3000 Index	7.22%	18.18%	11.80%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	5.65%	0.86%	1.81%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	6.75%	11.25%	8.00%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$78,573,410
# of Portfolio Holdings	208
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$341,026

Sector Weightings

(% total investments)

Value	Value
Information Technology	18.1%
Government Securities	14.5%
Financials	12.7%
Consumer Discretionary	7.5%
Asset Backed Securities	7.3%
Industrials	6.6%
Communication Services	6.3%
Health Care	6.3%
Consumer Staples	4.5%
Short-Term Investments	3.7%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Energy	2.5%
Utilities	2.1%
Real Estate	1.8%
Materials	1.3%
Non-Agency Residential Mortgage Backed Securities	1.3%
U.S. Government Mortgage Backed Securities	0.7%

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.34%
U.S. Treasury Note/Bond	3.89%
U.S. Treasury Note/Bond	3.83%
Microsoft Corp.	3.79%
NVIDIA Corp.	3.60%
Alphabet, Inc., Class C	2.34%
Amazon.com, Inc.	2.29%
U.S. Treasury Note/Bond	2.08%
U.S. Treasury Note/Bond	1.92%
U.S. Treasury Note	1.83%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOBPX-25

Annual Shareholder Report - March 31, 2025

Tributary Income Fund

FOINX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	0.61%

How did the Fund perform in the last year?

The Tributary Income Fund returned 5.06%  (Institutional Class) for the fiscal year ended March 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index return of 4.88%.

To recap the year, the U.S. Treasury yield curve steepened sharply as the Fed initiated rate cuts amid perceived labor market weakness. The 2-year yield dropped 74 basis points to 3.89%, while the 10-year remained at 4.20% and the 30-year rose to 4.57%. The U.S. economy grew 2.8% in 2024, driven by strong consumer spending, though early 2025 showed signs of deceleration. Core inflation declined to 2.8% y/y in March 2025 from 3.8% a year earlier but remains firmly above the Fed’s 2% target. The Fed cut rates by 100 basis points in late 2024 but paused in January 2025 as inflation persisted and economic performance proved resilient.

Despite flat to wider yield spreads, spread sectors outperformed thanks to higher carry. Lower-quality bonds led, with high-yield corporate bonds returning 7.70%. Within investment grade, non-agency CMBS performed best, followed by corporate bonds and ABS. Agency MBS also delivered positive excess returns, particularly in 2% and 6.5% coupons.

The Fund’s outperformance stemmed from its yield advantage, driven by overweight exposure to non-agency securitized products, favorable yield curve positioning (underweight 30-year bonds), and overweight in financial corporate credits. The primary detractor was underperformance in the 3.5–5.0% coupon range of agency MBS.

Although no significant changes were made to the Fund’s sector allocation, we made numerous adjustments as we navigated the volatile environment. Exposure to agency MBS increased, focusing on 30-year passthroughs with lower-loan balances. Corporate credit allocation rose modestly, with new positions in Boeing, Kroger, HP Enterprises and Mars Inc. The Fund maintains a high-quality portfolio with an Aa2 average credit rating.

The Fund currently maintains a slightly longer duration than the benchmark and remains overweight in the 5–10-year part of the curve. We are overweight in agency MBS and non-agency CMBS, with modest overweight exposure to corporate credit given wider spreads. Amid increased macro uncertainty, including volatile trade policy and deteriorating sentiment, the Fund remains conservatively positioned to preserve flexibility and take advantage of opportunities.

Total Return Based on a $10,000 Investment

Institutional Class
Bloomberg Barclays U.S. Aggregate Bond Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,606
$11,564
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Class	Bloomberg Barclays U.S. Aggregate Bond Index
3/15	$10,000	$10,000
6/15	$9,854	$9,832
9/15	$9,975	$9,953
12/15	$9,892	$9,896
3/16	$10,177	$10,196
6/16	$10,393	$10,422
9/16	$10,462	$10,470
12/16	$10,169	$10,158
3/17	$10,268	$10,241
6/17	$10,439	$10,389
9/17	$10,510	$10,477
12/17	$10,561	$10,518
3/18	$10,433	$10,364
6/18	$10,413	$10,348
9/18	$10,413	$10,350
12/18	$10,562	$10,519
3/19	$10,883	$10,829
6/19	$11,205	$11,162
9/19	$11,451	$11,415
12/19	$11,426	$11,436
3/20	$11,674	$11,796
6/20	$12,056	$12,138
9/20	$12,159	$12,213
12/20	$12,232	$12,294
3/21	$11,831	$11,880
6/21	$12,065	$12,097
9/21	$12,071	$12,103
12/21	$12,048	$12,105
3/22	$11,367	$11,386
6/22	$10,827	$10,852
9/22	$10,341	$10,336
12/22	$10,463	$10,530
3/23	$10,820	$10,842
6/23	$10,720	$10,750
9/23	$10,405	$10,403
12/23	$11,087	$11,112
3/24	$11,047	$11,026
6/24	$11,072	$11,033
9/24	$11,649	$11,606
12/24	$11,293	$11,251
3/25	$11,606	$11,564

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	5.06%	-0.12%	1.50%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$171,791,960
# of Portfolio Holdings	201
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$393,386

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	30.4%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.7%
Asset Backed Securities	6.7%
Non-Agency Residential Mortgage Backed Securities	6.5%
Non-Agency Commercial Mortgage Backed Securities	2.9%
Short-Term Investments	2.6%
Municipals	0.7%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.94%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	3.24%
U.S. Treasury Note/Bond	3.07%
U.S. Treasury Note/Bond	1.79%
Federal Home Loan Mortgage Corp.	1.46%
Federal National Mortgage Association	1.38%
Federal National Mortgage Association	1.37%
Federal National Mortgage Association	1.05%
Federal Home Loan Mortgage Corp.	1.05%

Holdings are shown excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOINX-25

Annual Shareholder Report - March 31, 2025

Tributary Income Fund

FOIPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$50	0.49%

How did the Fund perform in the last year?

The Tributary Income Fund returned 5.08%  (Institutional Plus Class) for the fiscal year ended March 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index return of 4.88%.

To recap the year, the U.S. Treasury yield curve steepened sharply as the Fed initiated rate cuts amid perceived labor market weakness. The 2-year yield dropped 74 basis points to 3.89%, while the 10-year remained at 4.20% and the 30-year rose to 4.57%. The U.S. economy grew 2.8% in 2024, driven by strong consumer spending, though early 2025 showed signs of deceleration. Core inflation declined to 2.8% y/y in March 2025 from 3.8% a year earlier but remains firmly above the Fed’s 2% target. The Fed cut rates by 100 basis points in late 2024 but paused in January 2025 as inflation persisted and economic performance proved resilient.

Despite flat to wider yield spreads, spread sectors outperformed thanks to higher carry. Lower-quality bonds led, with high-yield corporate bonds returning 7.70%. Within investment grade, non-agency CMBS performed best, followed by corporate bonds and ABS. Agency MBS also delivered positive excess returns, particularly in 2% and 6.5% coupons.

The Fund’s outperformance stemmed from its yield advantage, driven by overweight exposure to non-agency securitized products, favorable yield curve positioning (underweight 30-year bonds), and overweight in financial corporate credits. The primary detractor was underperformance in the 3.5–5.0% coupon range of agency MBS.

Although no significant changes were made to the Fund’s sector allocation, we made numerous adjustments as we navigated the volatile environment. Exposure to agency MBS increased, focusing on 30-year passthroughs with lower-loan balances. Corporate credit allocation rose modestly, with new positions in Boeing, Kroger, HP Enterprises and Mars Inc. The Fund maintains a high-quality portfolio with an Aa2 average credit rating.

The Fund currently maintains a slightly longer duration than the benchmark and remains overweight in the 5–10-year part of the curve. We are overweight in agency MBS and non-agency CMBS, with modest overweight exposure to corporate credit given wider spreads. Amid increased macro uncertainty, including volatile trade policy and deteriorating sentiment, the Fund remains conservatively positioned to preserve flexibility and take advantage of opportunities.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Bloomberg Barclays U.S. Aggregate Bond Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,767
$11,564
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Plus Class	Bloomberg Barclays U.S. Aggregate Bond Index
3/15	$10,000	$10,000
6/15	$9,859	$9,832
9/15	$9,975	$9,953
12/15	$9,896	$9,896
3/16	$10,181	$10,196
6/16	$10,392	$10,422
9/16	$10,476	$10,470
12/16	$10,187	$10,158
3/17	$10,290	$10,241
6/17	$10,466	$10,389
9/17	$10,544	$10,477
12/17	$10,601	$10,518
3/18	$10,475	$10,364
6/18	$10,460	$10,348
9/18	$10,465	$10,350
12/18	$10,609	$10,519
3/19	$10,947	$10,829
6/19	$11,275	$11,162
9/19	$11,529	$11,415
12/19	$11,509	$11,436
3/20	$11,765	$11,796
6/20	$12,155	$12,138
9/20	$12,264	$12,213
12/20	$12,343	$12,294
3/21	$11,944	$11,880
6/21	$12,187	$12,097
9/21	$12,200	$12,103
12/21	$12,169	$12,105
3/22	$11,490	$11,386
6/22	$10,948	$10,852
9/22	$10,461	$10,336
12/22	$10,587	$10,530
3/23	$10,952	$10,842
6/23	$10,853	$10,750
9/23	$10,538	$10,403
12/23	$11,234	$11,112
3/24	$11,198	$11,026
6/24	$11,227	$11,033
9/24	$11,816	$11,606
12/24	$11,458	$11,251
3/25	$11,767	$11,564

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	5.08%	0.00%	1.64%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$171,791,960
# of Portfolio Holdings	201
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$393,386

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	30.4%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.7%
Asset Backed Securities	6.7%
Non-Agency Residential Mortgage Backed Securities	6.5%
Non-Agency Commercial Mortgage Backed Securities	2.9%
Short-Term Investments	2.6%
Municipals	0.7%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	7.94%
U.S. Treasury Bond	5.07%
U.S. Treasury Note/Bond	3.24%
U.S. Treasury Note/Bond	3.07%
U.S. Treasury Note/Bond	1.79%
Federal Home Loan Mortgage Corp.	1.46%
Federal National Mortgage Association	1.38%
Federal National Mortgage Association	1.37%
Federal National Mortgage Association	1.05%
Federal Home Loan Mortgage Corp.	1.05%

Holdings are shown excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOIPX-25

Annual Shareholder Report - March 31, 2025

Tributary Nebraska Tax-Free Fund

FONPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$45	0.45%

How did the Fund perform in the last year?

The Tributary Nebraska Tax-Free Fund returned 1.28% (Institutional Plus Class) for the fiscal year ended March 31, 2025, compared to a return of 1.57% for the Bloomberg 1-15 Year Municipal Blend Index.

Over the trailing 12 months, the municipal bond AAA curve steepened significantly, with the 2-year yield falling 34 basis points to 2.97%, the 10-year increasing to 3.42%, and the 30-year rising to 4.46%. While returns were positive, municipal bond valuations cheapened versus the taxable market, as the ratio of municipal-to-Treasury yields increased dramatically on the longer end of the curve due to elevated new issue supply, municipal fund outflows and increased hedging costs for dealers.

Although yield spreads were slightly tighter in most sectors of the market over the past year, higher carry drove outperformance in lower-quality municipal bonds. Lower-quality bonds performed best, with the BBB Muni Index posting a total return of 2.39% and the HY Muni Index posting a total return of 5.59%, both significantly outperforming the AAA Muni Index.

The biggest positive contributors to the Fund’s performance were yield curve positioning (Fund is underweight 20-30yr) and our shorter duration relative to the index. The biggest detractor from the Fund’s performance was an underweight position in lower-quality assets, as the Fund held fewer BBB-rated bonds compared to the index and peer group.

During the year, the Fund’s overall sector allocation remained stable, with general obligation holdings representing 52% of the portfolio, revenue holdings increasing slightly from 39% to 40%, and pre-refunded holdings stable at around 1-2%. At different times of the year, we found greater value in the shorter-duration non-rated (but strong credit-quality) general obligation bonds, and as the longer end of the curve steepened later, we increased our exposure to longer-maturity bonds and gradually lengthened the duration of the portfolio.

Nebraska’s economy remains strong, with 2.9% unemployment and continued agricultural resilience. Livestock prices hit record highs, and grain prices stabilized. However, budget deficits loom due to tax cuts and higher post-pandemic spending. We will be closely monitoring any proposed state-level spending cuts and the potential impact on issuers.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Bloomberg Barclays Municipal Bond Index
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,341
$12,183
$11,564
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Plus Class	Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)
3/15	$10,000	$10,000	$10,000
6/15	$9,953	$9,911	$9,933
9/15	$10,095	$10,075	$10,084
12/15	$10,201	$10,226	$10,197
3/16	$10,339	$10,398	$10,346
6/16	$10,485	$10,669	$10,542
9/16	$10,465	$10,637	$10,521
12/16	$10,181	$10,252	$10,198
3/17	$10,295	$10,414	$10,356
6/17	$10,442	$10,617	$10,526
9/17	$10,496	$10,730	$10,623
12/17	$10,518	$10,810	$10,639
3/18	$10,429	$10,690	$10,543
6/18	$10,484	$10,784	$10,632
9/18	$10,474	$10,767	$10,625
12/18	$10,653	$10,949	$10,808
3/19	$10,887	$11,266	$11,079
6/19	$11,056	$11,507	$11,283
9/19	$11,173	$11,688	$11,411
12/19	$11,239	$11,774	$11,504
3/20	$11,292	$11,700	$11,446
6/20	$11,550	$12,019	$11,755
9/20	$11,643	$12,166	$11,889
12/20	$11,748	$12,388	$12,048
3/21	$11,640	$12,344	$12,009
6/21	$11,721	$12,519	$12,117
9/21	$11,696	$12,486	$12,106
12/21	$11,732	$12,576	$12,152
3/22	$11,155	$11,793	$11,504
6/22	$10,937	$11,446	$11,325
9/22	$10,585	$11,050	$11,033
12/22	$10,998	$11,503	$11,429
3/23	$11,256	$11,823	$11,689
6/23	$11,152	$11,811	$11,640
9/23	$10,754	$11,344	$11,309
12/23	$11,482	$12,240	$12,030
3/24	$11,418	$12,193	$11,995
6/24	$11,344	$12,190	$11,954
9/24	$11,685	$12,521	$12,266
12/24	$11,535	$12,369	$12,136
3/25	$11,564	$12,341	$12,183

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	1.28%	0.48%	1.46%
Bloomberg Barclays Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)	1.57%	1.26%	1.99%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$50,575,718
# of Portfolio Holdings	168
Portfolio Turnover Rate	18%
Investment Advisory Fees (Net of fees waived)	$37,076

Sector Weightings

(% total investments)

Value	Value
Municipals	95.3%
U.S. Government Mortgage Backed Securities	2.8%
Short-Term Investments	1.9%

Top Ten Holdings

(% of net assets)

Omaha Public Power District	2.52%
Douglas County Hospital Authority No. 2	2.26%
Loup River Public Power District	1.93%
Omaha School District	1.53%
Gretna Public Schools	1.40%
Douglas County School District No. 59	1.32%
Omaha School District	1.29%
Omaha School District	1.16%
City of Omaha NE, Series A	1.10%
Douglas County Sanitary & Improvement District No. 464	1.10%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FONPX-25

Annual Shareholder Report - March 31, 2025

Tributary Short-Intermediate Bond Fund

FOSIX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.66%

How did the Fund perform in the last year?

The Tributary Short-Intermediate Bond Fund returned  5.81%  (Institutional Class)  for the fiscal year ended March 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index return of 4.88%.

To recap the year, the U.S. Treasury yield curve steepened sharply as the Fed initiated rate cuts amid perceived labor market weakness. The 2-year yield dropped 74 basis points to 3.89%, while the 10-year remained at 4.20% and the 30-year rose to 4.57%. The U.S. economy grew 2.8% in 2024, driven by strong consumer spending, though early 2025 showed signs of deceleration. Core inflation declined to 2.8% year-over-year in March 2025 from 3.8% a year earlier but remains firmly above the Fed’s 2% target. The Fed cut rates by 100 basis points in late 2024 but paused in January 2025 as inflation persisted and economic performance proved resilient.

Despite flat to wider yield spreads, spread sectors outperformed thanks to higher carry. Lower-quality bonds led, with high-yield corporate bonds returning 7.70%. Within investment grade, non-agency CMBS performed best, followed by corporate bonds and ABS. Agency MBS also delivered positive excess returns, particularly in 2% and 6.5% coupons.

The Fund’s outperformance stemmed from its yield advantage, driven by overweight exposure to non-agency securitized products, favorable yield curve positioning (no exposure to 30-year bonds) and overweight in financial corporate credits. The lone detractor was small negative security selection in the corporate portfolio.

While there were no significant changes to the Fund’s sector allocation during the year, we did increase ABS exposure by nearly 4%. Corporate credit exposure was slightly increased, including new issues from Boeing, HP Enterprises, Exelon and Mars. The Fund maintains a high-quality portfolio with an Aa3 average credit rating.

The Fund currently maintains a longer duration than the benchmark as the balance of risks tilts towards lower yields. We are overweight in ABS and non-agency CMBS, with a modest overweight exposure to corporate credit given wider spreads. Amid increased macro uncertainty—fueled by tariff instability, weaker sentiment data and rising recession risk—the Fund remains conservatively positioned to preserve flexibility and take advantage of opportunities.

Total Return Based on a $10,000 Investment

Institutional Class
Bloomberg Barclays U.S. Aggregate Bond Index
Bloomberg Barclays 1-3 Year US Government/Credit Index
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,130
$11,914
$11,871
$11,564
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Class	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays 1-3 Year US Government/Credit Index	Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
3/15	$10,000	$10,000	$10,000	$10,000
6/15	$10,010	$9,832	$10,014	$9,998
9/15	$10,041	$9,953	$10,043	$10,058
12/15	$9,997	$9,896	$10,007	$10,001
3/16	$10,110	$10,196	$10,104	$10,162
6/16	$10,192	$10,422	$10,172	$10,261
9/16	$10,242	$10,470	$10,175	$10,265
12/16	$10,186	$10,158	$10,135	$10,157
3/17	$10,260	$10,241	$10,176	$10,215
6/17	$10,344	$10,389	$10,208	$10,273
9/17	$10,394	$10,477	$10,242	$10,317
12/17	$10,389	$10,518	$10,221	$10,286
3/18	$10,355	$10,364	$10,200	$10,234
6/18	$10,373	$10,348	$10,229	$10,252
9/18	$10,414	$10,350	$10,263	$10,278
12/18	$10,493	$10,519	$10,384	$10,428
3/19	$10,653	$10,829	$10,509	$10,597
6/19	$10,802	$11,162	$10,665	$10,800
9/19	$10,883	$11,415	$10,739	$10,896
12/19	$10,929	$11,436	$10,802	$10,950
3/20	$10,930	$11,796	$10,985	$11,188
6/20	$11,235	$12,138	$11,114	$11,386
9/20	$11,302	$12,213	$11,139	$11,428
12/20	$11,364	$12,294	$11,163	$11,466
3/21	$11,306	$11,880	$11,158	$11,400
6/21	$11,342	$12,097	$11,163	$11,431
9/21	$11,349	$12,103	$11,173	$11,437
12/21	$11,282	$12,105	$11,110	$11,354
3/22	$10,989	$11,386	$10,833	$10,962
6/22	$10,842	$10,852	$10,765	$10,837
9/22	$10,688	$10,336	$10,606	$10,603
12/22	$10,782	$10,530	$10,700	$10,730
3/23	$10,975	$10,842	$10,862	$10,925
6/23	$10,955	$10,750	$10,821	$10,858
9/23	$11,042	$10,403	$10,900	$10,880
12/23	$11,380	$11,112	$11,194	$11,255
3/24	$11,464	$11,026	$11,241	$11,270
6/24	$11,583	$11,033	$11,348	$11,364
9/24	$11,919	$11,606	$11,684	$11,761
12/24	$11,928	$11,251	$11,681	$11,677
3/25	$12,130	$11,564	$11,871	$11,914

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	5.81%	2.10%	1.95%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Barclays 1-3 Year US Government/Credit Index	5.61%	1.56%	1.73%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	5.71%	1.27%	1.77%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$227,182,318
# of Portfolio Holdings	215
Portfolio Turnover Rate	42%
Investment Advisory Fees (Net of fees waived)	$444,005

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	29.3%
Asset Backed Securities	28.1%
U.S. Treasury Securities	24.0%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.2%
Municipals	0.9%
Short-Term Investments	0.7%
Preferred Stocks	0.1%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.81%
U.S. Treasury Note/Bond	7.68%
U.S. Treasury Note	7.10%
DLLAD, LLC	1.06%
Mars, Inc.	1.00%
Bank of America Corp.	1.00%
Exelon Corp.	0.99%
Wells Fargo & Co.	0.99%
Goldman Sachs Group, Inc.	0.98%
Morgan Stanley	0.97%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOSIX-25

Annual Shareholder Report - March 31, 2025

Tributary Short-Intermediate Bond Fund

FOSPX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.45%

How did the Fund perform in the last year?

The Tributary Short-Intermediate Bond Fund returned  5.91%  (Institutional Plus Class)  for the fiscal year ended March 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index return of 4.88%.

To recap the year, the U.S. Treasury yield curve steepened sharply as the Fed initiated rate cuts amid perceived labor market weakness. The 2-year yield dropped 74 basis points to 3.89%, while the 10-year remained at 4.20% and the 30-year rose to 4.57%. The U.S. economy grew 2.8% in 2024, driven by strong consumer spending, though early 2025 showed signs of deceleration. Core inflation declined to 2.8% year-over-year in March 2025 from 3.8% a year earlier but remains firmly above the Fed’s 2% target. The Fed cut rates by 100 basis points in late 2024 but paused in January 2025 as inflation persisted and economic performance proved resilient.

Despite flat to wider yield spreads, spread sectors outperformed thanks to higher carry. Lower-quality bonds led, with high-yield corporate bonds returning 7.70%. Within investment grade, non-agency CMBS performed best, followed by corporate bonds and ABS. Agency MBS also delivered positive excess returns, particularly in 2% and 6.5% coupons.

The Fund’s outperformance stemmed from its yield advantage, driven by overweight exposure to non-agency securitized products, favorable yield curve positioning (no exposure to 30-year bonds) and overweight in financial corporate credits. The lone detractor was small negative security selection in the corporate portfolio.

While there were no significant changes to the Fund’s sector allocation during the year, we did increase ABS exposure by nearly 4%. Corporate credit exposure was slightly increased, including new issues from Boeing, HP Enterprises, Exelon and Mars. The Fund maintains a high-quality portfolio with an Aa3 average credit rating.

The Fund currently maintains a longer duration than the benchmark as the balance of risks tilts towards lower yields. We are overweight in ABS and non-agency CMBS, with a modest overweight exposure to corporate credit given wider spreads. Amid increased macro uncertainty—fueled by tariff instability, weaker sentiment data and rising recession risk—the Fund remains conservatively positioned to preserve flexibility and take advantage of opportunities.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Bloomberg Barclays U.S. Aggregate Bond Index
Bloomberg Barclays 1-3 Year US Government/Credit Index
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$12,358
$11,914
$11,871
$11,564

Date	Institutional Plus Class	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays 1-3 Year US Government/Credit Index	Bloomberg Barclays U.S. Government/Credit 1-5 Year Index
3/15	$10,000	$10,000	$10,000	$10,000
6/15	$10,016	$9,832	$10,014	$9,998
9/15	$10,043	$9,953	$10,043	$10,058
12/15	$10,015	$9,896	$10,007	$10,001
3/16	$10,132	$10,196	$10,104	$10,162
6/16	$10,219	$10,422	$10,172	$10,261
9/16	$10,276	$10,470	$10,175	$10,265
12/16	$10,225	$10,158	$10,135	$10,157
3/17	$10,304	$10,241	$10,176	$10,215
6/17	$10,394	$10,389	$10,208	$10,273
9/17	$10,450	$10,477	$10,242	$10,317
12/17	$10,441	$10,518	$10,221	$10,286
3/18	$10,424	$10,364	$10,200	$10,234
6/18	$10,448	$10,348	$10,229	$10,252
9/18	$10,496	$10,350	$10,263	$10,278
12/18	$10,581	$10,519	$10,384	$10,428
3/19	$10,735	$10,829	$10,509	$10,597
6/19	$10,903	$11,162	$10,665	$10,800
9/19	$10,990	$11,415	$10,739	$10,896
12/19	$11,041	$11,436	$10,802	$10,950
3/20	$11,046	$11,796	$10,985	$11,188
6/20	$11,359	$12,138	$11,114	$11,386
9/20	$11,432	$12,213	$11,139	$11,428
12/20	$11,500	$12,294	$11,163	$11,466
3/21	$11,448	$11,880	$11,158	$11,400
6/21	$11,489	$12,097	$11,163	$11,431
9/21	$11,502	$12,103	$11,173	$11,437
12/21	$11,439	$12,105	$11,110	$11,354
3/22	$11,145	$11,386	$10,833	$10,962
6/22	$11,002	$10,852	$10,765	$10,837
9/22	$10,852	$10,336	$10,606	$10,603
12/22	$10,952	$10,530	$10,700	$10,730
3/23	$11,151	$10,842	$10,862	$10,925
6/23	$11,136	$10,750	$10,821	$10,858
9/23	$11,215	$10,403	$10,900	$10,880
12/23	$11,563	$11,112	$11,194	$11,255
3/24	$11,668	$11,026	$11,241	$11,270
6/24	$11,783	$11,033	$11,348	$11,364
9/24	$12,144	$11,606	$11,684	$11,761
12/24	$12,161	$11,251	$11,681	$11,677
3/25	$12,358	$11,564	$11,871	$11,914

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	5.91%	2.27%	2.14%
Bloomberg Barclays U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg Barclays 1-3 Year US Government/Credit Index	5.61%	1.56%	1.73%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	5.71%	1.27%	1.77%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$227,182,318
# of Portfolio Holdings	215
Portfolio Turnover Rate	42%
Investment Advisory Fees (Net of fees waived)	$444,005

Sector Weightings

(% total investments)

Value	Value
Corporate Bonds	29.3%
Asset Backed Securities	28.1%
U.S. Treasury Securities	24.0%
Non-Agency Commercial Mortgage Backed Securities	11.0%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.2%
Municipals	0.9%
Short-Term Investments	0.7%
Preferred Stocks	0.1%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	8.81%
U.S. Treasury Note/Bond	7.68%
U.S. Treasury Note	7.10%
DLLAD, LLC	1.06%
Mars, Inc.	1.00%
Bank of America Corp.	1.00%
Exelon Corp.	0.99%
Wells Fargo & Co.	0.99%
Goldman Sachs Group, Inc.	0.98%
Morgan Stanley	0.97%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOSPX-25

Annual Shareholder Report - March 31, 2025

Tributary Small Company Fund

FOSCX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.18%

How did the Fund perform in the last year?

For the year ended March 31, 2025, the Tributary Small Company Fund returned -3.64% (Institutional Class) compared to -4.01% for the Russell 2000 Index and -3.12% for the Russell 2000 Value Index.

The past year was marked by heightened volatility driven by macroeconomic uncertainty, shifting Federal Reserve policy expectations and political developments. Despite three Fed rate cuts in late 2024, fluctuating inflation data and cautious Fed communication fueled market swings. Mixed jobs reports and manufacturing activity and a surge in the 10-year Treasury yield added pressure to rate-sensitive sectors. Global factors, such as the Bank of Japan’s rate hikes and currency shifts, contributed to market complexity.

U.S. election dynamics also impacted sentiment. Markets rallied late in 2024 on expectations of tax cuts and deregulation following the likelihood of a Trump re-election. A strong post-election bounce in small caps gave way to renewed volatility in early 2025, as proposed tariffs of 10–25% and talk of reciprocal tariffs raised concerns about slower growth, weaker earnings and rising inflation.

Market leadership shifted throughout the year, with alternating periods favoring speculative, low-quality stocks and then higher-quality, defensive names. Style leadership also rotated between growth and value, and between large and small caps, with a modest tilt toward defensive factors supporting the Fund’s relative performance.

Within the Russell 2000, consumer staples (+19%), utilities (+13%) and financials (+12%) led sector returns. The Fund’s best relative sector results were in consumer discretionary, utilities and real estate. Conversely, energy (-24%), consumer discretionary (-14%) and healthcare (-11%) were the weakest sectors, with the Fund’s largest relative underperformance in communications services, healthcare and materials.

Top contributors to Fund returns included Ollie’s Bargain Outlet (consumer discretionary), ExlService Holdings (industrials) and CNX Resources (energy). The largest detractors were ICF International (industrials), AMN Healthcare Services (healthcare) and SM Energy (energy).

As uncertainty persists in the economic and policy landscape, we remain committed to our long-standing philosophy: investing in high-quality, attractively priced businesses. We believe this disciplined approach will continue to serve our shareholders well over time.

Total Return Based on a $10,000 Investment

Institutional Class
Russell 2000® Index
Russell 2000® Value Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,567
$18,417
$18,033
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25

Date	Institutional Class	Russell 2000® Index	Russell 2000® Value Index
3/15	$10,000	$10,000	$10,000
6/15	$9,871	$10,042	$9,880
9/15	$9,235	$8,845	$8,820
12/15	$9,635	$9,163	$9,073
3/16	$9,935	$9,024	$9,228
6/16	$10,167	$9,366	$9,625
9/16	$10,951	$10,213	$10,479
12/16	$12,037	$11,116	$11,953
3/17	$12,307	$11,390	$11,938
6/17	$12,477	$11,670	$12,018
9/17	$12,807	$12,332	$12,632
12/17	$13,059	$12,744	$12,890
3/18	$12,935	$12,733	$12,550
6/18	$13,687	$13,720	$13,592
9/18	$14,329	$14,211	$13,810
12/18	$11,656	$11,340	$11,232
3/19	$13,152	$12,994	$12,572
6/19	$13,330	$13,266	$12,745
9/19	$13,619	$12,948	$12,672
12/19	$14,357	$14,235	$13,747
3/20	$9,902	$9,877	$8,845
6/20	$10,908	$12,387	$10,517
9/20	$11,211	$12,998	$10,786
12/20	$14,531	$17,076	$14,385
3/21	$16,539	$19,245	$17,429
6/21	$17,413	$20,071	$18,224
9/21	$17,218	$19,196	$17,681
12/21	$19,226	$19,607	$18,451
3/22	$18,054	$18,131	$18,008
6/22	$16,196	$15,013	$15,257
9/22	$15,386	$14,685	$14,554
12/22	$16,752	$15,600	$15,779
3/23	$17,466	$16,027	$15,675
6/23	$18,295	$16,861	$16,174
9/23	$17,414	$15,996	$15,695
12/23	$19,572	$18,241	$18,090
3/24	$20,306	$19,186	$18,615
6/24	$19,962	$18,557	$17,936
9/24	$21,887	$20,277	$19,757
12/24	$21,410	$20,345	$19,547
3/25	$19,567	$18,417	$18,033

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	-3.64%	14.59%	6.94%
Russell 2000® Index	-4.01%	13.27%	6.30%
Russell 2000® Value Index	-3.12%	15.31%	6.07%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$656,368,447
# of Portfolio Holdings	60
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$5,656,249

Sector Weightings

(% total investments)

Value	Value
Industrials	21.8%
Financials	18.9%
Consumer Discretionary	13.4%
Information Technology	13.3%
Health Care	11.0%
Real Estate	7.0%
Energy	4.1%
Utilities	3.5%
Materials	3.4%
Consumer Staples	1.1%
Short-Term Investments	2.5%

Top Ten Holdings

(% of net assets)

Integer Holdings Corp.	2.97%
Ollie's Bargain Outlet Holdings, Inc.	2.82%
Enpro, Inc.	2.62%
ESCO Technologies, Inc.	2.59%
Selective Insurance Group, Inc.	2.53%
Patrick Industries, Inc.	2.34%
Moelis & Co., Class A	2.22%
Korn Ferry	2.16%
Stewart Information Services Corp.	2.12%
Kforce, Inc.	2.11%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOSCX-25

Annual Shareholder Report - March 31, 2025

Tributary Small Company Fund

FOSBX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$94	0.95%

How did the Fund perform in the last year?

For the year ended March 31, 2025, the Tributary Small Company Fund returned -3.43% (Institutional Plus Class) compared to -4.01% for the Russell 2000 Index and -3.12% for the Russell 2000 Value Index.

The past year was marked by heightened volatility driven by macroeconomic uncertainty, shifting Federal Reserve policy expectations and political developments. Despite three Fed rate cuts in late 2024, fluctuating inflation data and cautious Fed communication fueled market swings. Mixed jobs reports and manufacturing activity and a surge in the 10-year Treasury yield added pressure to rate-sensitive sectors. Global factors, such as the Bank of Japan’s rate hikes and currency shifts, contributed to market complexity.

U.S. election dynamics also impacted sentiment. Markets rallied late in 2024 on expectations of tax cuts and deregulation following the likelihood of a Trump re-election. A strong post-election bounce in small caps gave way to renewed volatility in early 2025, as proposed tariffs of 10–25% and talk of reciprocal tariffs raised concerns about slower growth, weaker earnings and rising inflation.

Market leadership shifted throughout the year, with alternating periods favoring speculative, low-quality stocks and then higher-quality, defensive names. Style leadership also rotated between growth and value, and between large and small caps, with a modest tilt toward defensive factors supporting the Fund’s relative performance.

Within the Russell 2000, consumer staples (+19%), utilities (+13%) and financials (+12%) led sector returns. The Fund’s best relative sector results were in consumer discretionary, utilities and real estate. Conversely, energy (-24%), consumer discretionary (-14%) and healthcare (-11%) were the weakest sectors, with the Fund’s largest relative underperformance in communications services, healthcare and materials.

Top contributors to Fund returns included Ollie’s Bargain Outlet (consumer discretionary), ExlService Holdings (industrials) and CNX Resources (energy). The largest detractors were ICF International (industrials), AMN Healthcare Services (healthcare) and SM Energy (energy).

As uncertainty persists in the economic and policy landscape, we remain committed to our long-standing philosophy: investing in high-quality, attractively priced businesses. We believe this disciplined approach will continue to serve our shareholders well over time.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Russell 2000® Index
Russell 2000® Value Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
3/15
3/16
3/17
3/18
3/19
3/20
3/21
3/22
3/23
3/24
3/25
$19,995
$18,417
$18,033

Date	Institutional Plus Class	Russell 2000® Index	Russell 2000® Value Index
3/15	$10,000	$10,000	$10,000
6/15	$9,876	$10,042	$9,880
9/15	$9,245	$8,845	$8,820
12/15	$9,648	$9,163	$9,073
3/16	$9,952	$9,024	$9,228
6/16	$10,193	$9,366	$9,625
9/16	$10,982	$10,213	$10,479
12/16	$12,077	$11,116	$11,953
3/17	$12,356	$11,390	$11,938
6/17	$12,530	$11,670	$12,018
9/17	$12,874	$12,332	$12,632
12/17	$13,135	$12,744	$12,890
3/18	$13,016	$12,733	$12,550
6/18	$13,782	$13,720	$13,592
9/18	$14,434	$14,211	$13,810
12/18	$11,751	$11,340	$11,232
3/19	$13,264	$12,994	$12,572
6/19	$13,447	$13,266	$12,745
9/19	$13,747	$12,948	$12,672
12/19	$14,506	$14,235	$13,747
3/20	$10,007	$9,877	$8,845
6/20	$11,032	$12,387	$10,517
9/20	$11,346	$12,998	$10,786
12/20	$14,711	$17,076	$14,385
3/21	$16,748	$19,245	$17,429
6/21	$17,644	$20,071	$18,224
9/21	$17,457	$19,196	$17,681
12/21	$19,506	$19,607	$18,451
3/22	$18,325	$18,131	$18,008
6/22	$16,454	$15,013	$15,257
9/22	$15,638	$14,685	$14,554
12/22	$17,038	$15,600	$15,779
3/23	$17,772	$16,027	$15,675
6/23	$18,629	$16,861	$16,174
9/23	$17,739	$15,996	$15,695
12/23	$19,941	$18,241	$18,090
3/24	$20,705	$19,186	$18,615
6/24	$20,363	$18,557	$17,936
9/24	$22,339	$20,277	$19,757
12/24	$21,864	$20,345	$19,547
3/25	$19,995	$18,417	$18,033

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	-3.43%	14.85%	7.17%
Russell 2000® Index	-4.01%	13.27%	6.30%
Russell 2000® Value Index	-3.12%	15.31%	6.07%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$656,368,447
# of Portfolio Holdings	60
Portfolio Turnover Rate	29%
Investment Advisory Fees (Net of fees waived)	$5,656,249

Sector Weightings

(% total investments)

Value	Value
Industrials	21.8%
Financials	18.9%
Consumer Discretionary	13.4%
Information Technology	13.3%
Health Care	11.0%
Real Estate	7.0%
Energy	4.1%
Utilities	3.5%
Materials	3.4%
Consumer Staples	1.1%
Short-Term Investments	2.5%

Top Ten Holdings

(% of net assets)

Integer Holdings Corp.	2.97%
Ollie's Bargain Outlet Holdings, Inc.	2.82%
Enpro, Inc.	2.62%
ESCO Technologies, Inc.	2.59%
Selective Insurance Group, Inc.	2.53%
Patrick Industries, Inc.	2.34%
Moelis & Co., Class A	2.22%
Korn Ferry	2.16%
Stewart Information Services Corp.	2.12%
Kforce, Inc.	2.11%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FOSBX-25

Annual Shareholder Report - March 31, 2025

Tributary Small/Mid Cap Fund

FSMCX

: Institutional Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.92%

How did the Fund perform in the last year?

The Tributary Small/Mid Cap Fund had a challenging year ending March 31, 2025, with a return of -4.61% (Institutional Class), underperforming the Russell 2500 Index (-3.11%) and the Russell 2500 Value Index (-1.47%). The fiscal year began with optimism for a soft economic landing and anticipated Federal Reserve rate cuts in mid-2024. However, persistent inflation delayed these rate cuts, leading to a retracement of early gains. Despite easing inflationary trends in May, weak retail sales heightened recession concerns, causing small and mid-cap stocks to underperform into June.

The Federal Reserve's rate cut in September sparked a brief equity rally, followed by a post-election stock price surge in November. However, inflation concerns resurfaced in December, and indications that the Fed might shorten this rate-cutting cycle dampened economic growth expectations for 2025.

The Fund outperformed the benchmark in consumer discretionary, materials and real estate sectors, with strong returns from Ollie’s Bargain Outlet, Dorman Products, and Tractor Supply. However, it faced significant headwinds in the information technology and healthcare sectors. An overweight position in semiconductor-related companies led to underperformance due to delayed market recovery expectations. AMN Healthcare and Enovis struggled with changing market dynamics and negative sentiment toward medical device companies.

Macroeconomic factors and political developments significantly impacted the Fund's performance in the December quarter. The creation of the Department of Government Efficiency and expectations for federal spending cuts negatively affected companies with government exposure, such as ICF International, Tetra Tech and CACI International. Additionally, the prospect of prolonged high interest rates negatively impacted housing-related holdings, contributing to the Fund's underperformance in the December quarter.

Throughout the year, the Fund initiated new positions in Permian Resources, Northern Oil and Gas, Lincoln Electric, Domino’s Pizza and TopBuild, while eliminating positions in Marathon Oil, Quanta Services, CNX Resources, Oshkosh, Gentex and LGI Homes. Despite near-term challenges, the Fund maintains a long-term investment horizon focused on companies with durable business models, attractive cash flow generation, strong balance sheets and solid management teams.

Total Return Based on a $10,000 Investment

Institutional Class
Russell 2500 Index
Russell 2500 Value Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
8/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,612
$15,461
$15,313

Date	Institutional Class	Russell 2500 Index	Russell 2500 Value Index
8/19	$10,000	$10,000	$10,000
9/19	$10,360	$10,019	$10,228
12/19	$11,006	$10,874	$10,951
3/20	$8,022	$7,642	$7,157
6/20	$9,354	$9,673	$8,631
9/20	$9,894	$10,242	$8,937
12/20	$12,368	$13,049	$11,485
3/21	$13,850	$14,475	$13,418
6/21	$14,601	$15,262	$14,089
9/21	$14,742	$14,853	$13,797
12/21	$16,461	$15,421	$14,675
3/22	$15,454	$14,524	$14,455
6/22	$13,876	$12,058	$12,230
9/22	$13,119	$11,718	$11,679
12/22	$14,204	$12,588	$12,755
3/23	$14,458	$13,015	$12,933
6/23	$15,208	$13,695	$13,498
9/23	$14,627	$13,040	$13,004
12/23	$16,380	$14,782	$14,793
3/24	$17,415	$15,805	$15,691
6/24	$17,066	$15,129	$15,016
9/24	$18,397	$16,453	$16,462
12/24	$17,974	$16,555	$16,418
3/25	$16,612	$15,313	$15,461

The above chart represents historical performance of a hypothetical $10,000 investment since inception.

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/2/19
Institutional Class	-4.61%	15.67%	9.38%
Russell 2500 Index	-3.11%	14.91%	7.81%
Russell 2500 Value Index	-1.47%	16.65%	8.00%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$37,902,393
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$78,984

Sector Weightings

(% total investments)

Value	Value
Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.0%
Information Technology	12.9%
Health Care	10.0%
Real Estate	6.5%
Energy	4.8%
Consumer Staples	4.0%
Materials	3.6%
Utilities	2.5%
Communication Services	1.4%
Short-Term Investments	1.2%

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Ollie's Bargain Outlet Holdings, Inc.	3.00%
Stifel Financial Corp.	2.91%
Casey's General Stores, Inc.	2.65%
ExlService Holdings, Inc.	2.62%
Markel Group, Inc.	2.57%
IDACORP, Inc.	2.51%
Tractor Supply Co.	2.41%
Agree Realty Corp. REIT	2.29%
Revvity, Inc.	2.27%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FSMCX-25

Annual Shareholder Report - March 31, 2025

Tributary Small/Mid Cap Fund

FSMBX

: Institutional Plus Class

Fund Overview

This annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at www.tributaryfunds.com/resources. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$88	0.90%

How did the Fund perform in the last year?

The Tributary Small/Mid Cap Fund had a challenging year ending March 31, 2025, with a return of -4.54% (Institutional Plus Class), underperforming the Russell 2500 Index (-3.11%) and the Russell 2500 Value Index (-1.47%). The fiscal year began with optimism for a soft economic landing and anticipated Federal Reserve rate cuts in mid-2024. However, persistent inflation delayed these rate cuts, leading to a retracement of early gains. Despite easing inflationary trends in May, weak retail sales heightened recession concerns, causing small and mid-cap stocks to underperform into June.

The Federal Reserve's rate cut in September sparked a brief equity rally, followed by a post-election stock price surge in November. However, inflation concerns resurfaced in December, and indications that the Fed might shorten this rate-cutting cycle dampened economic growth expectations for 2025.

The Fund outperformed the benchmark in consumer discretionary, materials and real estate sectors, with strong returns from Ollie’s Bargain Outlet, Dorman Products, and Tractor Supply. However, it faced significant headwinds in the information technology and healthcare sectors. An overweight position in semiconductor-related companies led to underperformance due to delayed market recovery expectations. AMN Healthcare and Enovis struggled with changing market dynamics and negative sentiment toward medical device companies.

Macroeconomic factors and political developments significantly impacted the Fund's performance in the December quarter. The creation of the Department of Government Efficiency and expectations for federal spending cuts negatively affected companies with government exposure, such as ICF International, Tetra Tech and CACI International. Additionally, the prospect of prolonged high interest rates negatively impacted housing-related holdings, contributing to the Fund's underperformance in the December quarter.

Throughout the year, the Fund initiated new positions in Permian Resources, Northern Oil and Gas, Lincoln Electric, Domino’s Pizza and TopBuild, while eliminating positions in Marathon Oil, Quanta Services, CNX Resources, Oshkosh, Gentex and LGI Homes. Despite near-term challenges, the Fund maintains a long-term investment horizon focused on companies with durable business models, attractive cash flow generation, strong balance sheets and solid management teams.

Total Return Based on a $10,000 Investment

Institutional Plus Class
Russell 2500 Index
Russell 2500 Value Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
8/19
3/20
3/21
3/22
3/23
3/24
3/25
$16,740
$15,335
$15,164

Date	Institutional Plus Class	Russell 2500 Index	Russell 2500 Value Index
8/19	$10,000	$10,000	$10,000
9/19	$10,370	$9,922	$10,144
12/19	$11,024	$10,769	$10,861
3/20	$8,037	$7,568	$7,099
6/20	$9,380	$9,579	$8,561
9/20	$9,932	$10,142	$8,864
12/20	$12,426	$12,922	$11,391
3/21	$13,923	$14,334	$13,308
6/21	$14,676	$15,114	$13,974
9/21	$14,837	$14,709	$13,685
12/21	$16,582	$15,272	$14,555
3/22	$15,562	$14,383	$14,337
6/22	$13,969	$11,941	$12,130
9/22	$13,210	$11,604	$11,584
12/22	$14,298	$12,466	$12,651
3/23	$14,552	$12,889	$12,827
6/23	$15,315	$13,562	$13,388
9/23	$14,722	$12,914	$12,898
12/23	$16,495	$14,638	$14,673
3/24	$17,537	$15,651	$15,563
6/24	$17,186	$14,982	$14,893
9/24	$18,525	$16,293	$16,327
12/24	$18,113	$16,394	$16,284
3/25	$16,740	$15,164	$15,335

The above chart represents historical performance of a hypothetical $10,000 investment since inception.

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	-4.54%	15.81%	9.52%
Russell 2500 Index	-3.11%	14.91%	7.63%
Russell 2500 Value Index	-1.47%	16.65%	7.84%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$37,902,393
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$78,984

Sector Weightings

(% total investments)

Value	Value
Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.0%
Information Technology	12.9%
Health Care	10.0%
Real Estate	6.5%
Energy	4.8%
Consumer Staples	4.0%
Materials	3.6%
Utilities	2.5%
Communication Services	1.4%
Short-Term Investments	1.2%

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Ollie's Bargain Outlet Holdings, Inc.	3.00%
Stifel Financial Corp.	2.91%
Casey's General Stores, Inc.	2.65%
ExlService Holdings, Inc.	2.62%
Markel Group, Inc.	2.57%
IDACORP, Inc.	2.51%
Tractor Supply Co.	2.41%
Agree Realty Corp. REIT	2.29%
Revvity, Inc.	2.27%

Holdings are shown excluding cash equivalents.

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources including its:

  prospectus

  financial information

  holdings

  proxy information

Annual Shareholder Report - March 31, 2025

TFA-FSMBX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1) on this Form N-CSR. There were no substantive amendments or waivers to this code of ethics during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors. The audit committee financial expert is Donna Walsh who is “independent” for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $93,000 in 2024 and $96,600 in 2025.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $1,500 in 2024 and $3,000 in 2025.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $19,200 in 2024 and $19,200 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Tributary Funds
®
Annual Financials and Other Information
March 31, 2025
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Annual Report 2025
Table of Contents
Schedules of Portfolio Investments 4
Statements of Assets and Liabilities 26
Statements of Operations 28
Statements of Changes in Net Assets 30
Financial Highlights 32
Notes to Financial Statements 34
Report of Independent Registered Public Accounting Firm 42
Important Tax Information 43
Additional Fund Information 44

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SHORT-INTERMEDIATE BOND FUND
Annual Report 2025
See accompanying Notes to Financial Statements.
4

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 43.9%
Asset Backed Securities - 28.1%
$ 482,438 AFG ABS I, LLC, 6.30%, 09/16/30(a) $ 484,005
670,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(a) 676,734
907,081 AMSR Trust, 1.63%, 07/17/37(a) 899,523
539,831 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 543,577
986,693 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 995,573
1,200,000 Avant Loans Funding Trust, 5.12%,
05/15/34(a) 1,205,756
804,338 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 806,126
100,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 101,946
508,750 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 517,215
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,618,246
250,000 Capital One Prime Auto Receivables
Trust, 4.66%, 01/15/30 251,534
1,450,017 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,462,636
1,295,000 CarMax Auto Owner Trust, 5.50%,
01/16/29 1,316,415
661,182 CCG Receivables Trust, 4.99%,
03/15/32(a) 664,394
1,442,648 CCG Receivables Trust, 6.28%,
04/14/32(a) 1,463,700
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 2,036,992
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29(a) 2,099,519
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 300,896
1,347,328 Citizens Auto Receivables Trust, 5.84%,
01/18/28(a) 1,357,911
268,460 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 252,686
234,235 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 226,151
257,509 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 253,143
131,250 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 132,884
1,747,333 Dell Equipment Finance Trust, 5.65%,
01/22/29(a) 1,754,746
1,290,000 Dext ABS 2025-1, LLC, 4.77%,
08/15/35(a) 1,291,740
Principal
Amount
Security
Description Value
$ 2,400,000 DLLAD, LLC, 4.79%, 01/20/28(a) $ 2,403,781
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,356,605
524,911 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) 475,270
660,000 First Help Financial LLC, 4.94%,
11/15/30(a) 661,141
1,009,692 First Help Financial, LLC, 5.69%,
02/15/30(a) 1,020,001
1,698,889 FirstKey Homes Trust, 1.34%,
08/17/37(a) 1,672,568
1,047,471 Foundation Finance Trust, 4.60%,
03/15/50(a) 1,044,714
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,429,848
758,054 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 767,550
435,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 441,071
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,250,868
850,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 860,240
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,012,176
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29(a) 1,009,837
905,268 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 909,339
1,190,000 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(a) 1,187,803
962,331 Iowa Student Loan Liquidity Corp.,
5.10%, 08/25/70(b) 949,613
847,183 LAD Auto Receivables Trust, 6.12%,
09/15/27(a) 850,461
950,000 M&T Equipment Notes, 4.94%,
08/18/31(a) 954,094
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 677,514
121,374 Navient Student Loan Trust, 6.03%,
10/15/31(a)(b) 121,476
840,849 Navient Student Loan Trust, 0.97%,
12/16/69(a) 745,632
578,804 NMEF Funding, LLC, 6.57%,
06/17/30(a) 583,611
778,607 NMEF Funding, LLC, 5.15%,
12/15/31(a) 780,496
343,470 NMEF Funding, LLC, 6.07%,
06/15/29(a) 344,392
745,236 North Texas Higher Education
Authority, Inc., 5.00%, 09/25/61(b) 742,489
1,126,941 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 1,088,153

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SHORT-INTERMEDIATE BOND FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) $ 1,975,374
725,007 Octane Receivables Trust, 5.80%,
07/20/32(a) 733,011
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 999,617
1,070,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(a) 1,076,628
1,135,000 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(a) 1,137,819
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,512,201
1,310,000 SBNA Auto Receivables Trust, 5.32%,
12/15/28(a) 1,314,986
419,681 SLM Student Loan Trust, 5.82%,
10/25/25(b) 418,749
364,684 SLM Student Loan Trust, 6.47%,
04/15/29(b) 365,440
192,231 SLM Student Loan Trust, 6.52%,
07/25/28(b) 192,406
1,320,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(a) 1,329,914
448,325 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 393,077
190,156 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 188,049
595,287 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 525,804
261,472 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 255,412
221,354 Tricon American Homes Trust, 2.75%,
03/17/38(a) 217,982
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 1,357,573
1,000,053 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 1,015,601
860,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 860,052
63,924,486
Non-Agency Commercial Mortgage Backed Securities - 11.1%
655,043 BANK 2019-BNK16, 3.93%, 02/15/52 653,599
496,026 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 487,188
940,000 BX Trust, 5.38%, 09/15/36(a)(b) 930,600
737,277 BX Trust, 5.28%, 11/15/38(a)(b) 735,203
194,308 BX Trust, 5.13%, 01/15/34(a)(b) 193,580
1,100,000 BXHPP Trust, 5.08%, 08/15/36(a)(b) 1,061,766
1,500,000 BXMT 2025-FL5, Ltd. CLO, 5.96%,
10/18/42(a)(b) 1,497,189
753,619 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 714,712
Principal
Amount
Security
Description Value
$ 428,135 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 $ 423,125
1,000,000 FirstKey Homes Trust, 4.50%,
07/17/38(a) 990,489
1,984,583 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,967,737
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 5.38%, 10/15/36(a)(b) 1,786,581
400,227 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44(a)(c) 235
96,186 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 95,566
1,770,220 KNDR 2021-KIND A, 5.39%,
08/15/38(a)(b) 1,745,984
304,710 MHC Commercial Mortgage Trust,
5.23%, 04/15/38(a)(b) 303,949
1,046,655 SREIT Trust, 5.01%, 07/15/36(a)(b) 1,040,767
530,093 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 502,203
322,735 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 298,080
921,924 Tricon Residential Trust, 3.86%,
04/17/39(a) 902,531
1,245,391 TRTX Issuer, Ltd. CLO, 5.97%,
02/15/39(a)(b) 1,236,158
1,450,000 VASA Trust, 5.33%, 07/15/39(a)(b) 1,406,894
799,293 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 690,630
708,435 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 716,130
1,445,000 Wells Fargo Commercial Mortgage
Trust, 4.95%, 07/15/35(a)(c) 1,450,948
1,073,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 1,124,875
2,145,000 WSTN Trust, 6.30%, 07/05/37(a)(c) 2,181,608
25,138,327
Non-Agency Residential Mortgage Backed Securities - 4.7%
653,251 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(c) 615,603
146,151 BRAVO Residential Funding Trust,
5.09%, 11/25/69(a)(b) 145,596
277,884 BRAVO Residential Funding Trust,
5.09%, 01/25/70(a)(b) 276,962
185,699 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 181,090
352,609 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 323,949
294,671 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 283,434
322,583 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 313,560

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SHORT-INTERMEDIATE BOND FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 31,721 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) $ 30,756
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,072
114,926 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 110,041
101,184 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month SOFR + 1.13%), 6.09%,
02/25/33(b) 105,762
100,922 CSMLT Trust, 2.97%, 10/25/30(a)(c) 96,541
879,066 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(a)(d) 885,836
489,507 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 485,482
52,853 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 52,405
482,687 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 472,239
183,969 MFRA Trust, 2.79%, 08/25/49(a)(c) 175,863
158,493 MFRA Trust, 0.85%, 01/25/56(a)(c) 151,911
413,801 MFRA Trust, 3.91%, 04/25/66(a)(d) 408,016
218,627 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 213,568
19,796 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 19,000
32,682 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 31,211
53,602 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 51,710
281,945 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 264,344
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 6.63%, 01/07/26(b) 7,306
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/07/26 5,193
39,473 RMF Buyout Issuance Trust, 1.26%,
11/25/31(a)(c) 39,306
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 633,833
502,200 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 487,988
105,620 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 103,847
356,424 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) 346,479
722,060 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 667,723
1,461,306 Woodward Capital Management,
6.14%, 04/25/44(a)(c) 1,473,281
Principal
Amount
Security
Description Value
$ 1,286,771 Woodward Capital Management,
5.65%, 01/25/45(a)(d) $ 1,291,525
10,752,432
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $100,307,643) 99,815,245
Corporate Bonds - 29.4%
Communication Services - 0.7%
300,000 AT&T, Inc., 4.35%, 03/01/29 296,990
335,000 Netflix, Inc., 4.38%, 11/15/26 335,589
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 628,166
575,000 Verizon Communications, Inc., 4.13%,
03/16/27 572,034
1,832,779
Consumer Discretionary - 3.7%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 187,539
300,000 Carnival Corp., 4.00%, 08/01/28(a) 287,010
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,071,922
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 987,185
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 891,184
575,000 Harley-Davidson Financial Services,
Inc., 5.95%, 06/11/29(a) 580,043
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,065,510
162,000 Mileage Plus Holdings, LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 06/20/27(a) 162,698
300,000 Newell Brands, Inc., 6.38%, 05/15/30 291,850
740,000 Newell Brands, Inc., 5.70%, 04/01/26 739,093
800,000 Tapestry, Inc., 5.10%, 03/11/30 799,591
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 409,663
8,473,288
Consumer Staples - 2.2%
200,000 Agilent Technologies, Inc., 2.75%,
09/15/29 184,277
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 435,713
2,270,000 Mars, Inc., 4.80%, 03/01/30(a) 2,282,984
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,567
1,350,000 The Campbell's Co., 5.20%, 03/19/27 1,366,800
200,000 Turning Point Brands, Inc., 7.63%,
03/15/32(a) 208,333
500,000 United Rentals North America, Inc.,
4.88%, 01/15/28 491,462
4,979,136
Energy - 2.6%
950,000 Energy Transfer LP, 5.63%, 05/01/27(a) 949,028
2,155,000 Energy Transfer LP, 4.95%, 05/15/28 2,169,910

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SHORT-INTERMEDIATE BOND FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,895,000 Occidental Petroleum Corp., 5.00%,
08/01/27 $ 1,901,327
300,000 PBF Holding Co., LLC/PBF Finance
Corp., 9.88%, 03/15/30(a) 283,754
600,000 Range Resources Corp., 4.88%,
05/15/25 599,273
5,903,292
Financials - 11.8%
2,300,000 Bank of America Corp., 3.71%,
04/24/28(c) 2,260,985
384,000 CBRE Services, Inc., 4.88%, 03/01/26 383,911
1,345,000 CBRE Services, Inc., 5.50%, 04/01/29 1,379,195
2,170,000 Citigroup, Inc., 5.17%, 02/13/30(c) 2,198,238
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 564,305
2,260,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28(c) 2,218,063
235,000 JPMorgan Chase & Co., 3.54%,
05/01/28(c) 230,291
2,035,000 JPMorgan Chase & Co., 5.14%,
01/24/31(c) 2,066,737
1,410,000 KeyCorp, MTN, 2.25%, 04/06/27 1,344,315
2,155,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,204,094
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,031,115
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,945,732
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 2,023,797
2,180,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 2,192,649
2,065,000 U.S. Bancorp, 5.78%, 06/12/29(c) 2,129,717
125,000 Walker & Dunlop, Inc., 6.63%,
04/01/33(a) 124,688
2,245,000 Wells Fargo & Co., 4.81%, 07/25/28(c) 2,252,204
26,550,036
Industrials - 2.4%
925,000 Clean Harbors, Inc., 4.88%, 07/15/27(a) 911,905
600,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 608,164
1,150,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 1,149,025
2,065,000 RTX Corp., 3.50%, 03/15/27 2,028,807
625,000 The Boeing Co., 6.30%, 05/01/29 655,432
5,353,333
Information Technology - 1.3%
1,250,000 Dell International, LLC/EMC Corp.,
4.75%, 04/01/28 1,255,715
1,640,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,635,018
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 216,861
3,107,594
Principal
Amount
Security
Description Value
Materials - 1.7%
$ 1,990,000 Albemarle Corp., 4.65%, 06/01/27 $ 1,973,551
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,925,870
3,899,421
Utilities - 3.0%
1,550,000 Duke Energy Corp., 4.85%, 01/05/27 1,560,132
625,000 Duke Energy Corp., 3.15%, 08/15/27 606,215
2,230,000 Exelon Corp., 5.13%, 03/15/31 2,254,701
650,000 FirstEnergy Corp., 3.90%, 07/15/27 639,128
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,551,758
6,611,934
Total Corporate Bonds (Cost $66,291,678) 66,710,813
Government & Agency Obligations - 26.2%
GOVERNMENT SECURITIES - 25.0%
Municipals - 0.9%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,088
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,367,534
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 221,116
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 161,589
2,075,327
U.S. Treasury Securities - 24.1%
20,640,000 U.S. Treasury Note, 2.25%, 02/15/27 20,021,606
16,025,000 U.S. Treasury Note, 4.13%, 07/31/28 16,138,302
18,000,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 17,448,750
1,050,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,062,304
54,670,962
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. - 0.4%
209,356 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 184,237
173,108 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 170,752
589,187 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 556,233
254,134 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 42,110
45,009 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 2,126

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SHORT-INTERMEDIATE BOND FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 64,822 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 $ 6,820
44,607 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 44,434
1,006,712
Federal National Mortgage Association - 0.0%
26,655 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 26,331
141,584 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39(c) 744
27,075
Government National Mortgage Association - 0.8%
1,176,750 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,174,761
123,565 Government National Mortgage
Association #559220, 7.00%,
01/15/33 123,455
87,620 Government National Mortgage
Association #610022, 5.60%,
08/15/34 87,422
302,005 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 305,563
1,691,201
Total Government & Agency Obligations (Cost
$59,288,240) 59,471,277
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 04/30/25), 13.96%(c)(e) 344,400
Total Preferred Stocks (Cost $410,420) 344,400
Short-Term Investments - 0.7%
Investment Company - 0.7%
1,519,981 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.22%(f) 1,519,981
Total Short-Term Investments (Cost $1,519,981) 1,519,981
Investments, at value - 100.3% (Cost $227,817,962) 227,861,716
Other liabilities in excess of assets - (0.3)% (679,398)
NET ASSETS - 100.0% $ 227,182,318
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2025, the aggregate value of these liquid securities were $98,565,650 or 43.4% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31,
2025.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
INCOME FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 16.1%
Asset Backed Securities - 6.7%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 919,732
106,250 ARM Master Trust, 2.43%, 11/15/27(a) 105,852
546,033 Capital Automotive, 1.44%,
08/15/51(a) 520,271
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 815,225
285,046 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 248,518
449,650 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 442,027
318,329 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 309,879
357,485 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 329,938
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 873,232
823,623 Home Partners of America Trust,
2.20%, 01/17/41(a) 752,634
103,337 Navient Student Loan Trust, 6.03%,
10/15/31(a)(b) 103,424
384,511 Navient Student Loan Trust, 1.11%,
02/18/70(a) 337,869
206,359 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 193,742
369,806 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 343,785
809,368 Progress Residential Trust, 1.52%,
07/17/38(a) 782,898
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 604,881
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 417,846
339,882 SLM Student Loan Trust, 5.82%,
10/25/25(b) 339,127
493,300 SLM Student Loan Trust, 6.47%,
04/15/29(b) 494,323
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 576,911
1,138,014 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,051,031
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 916,854
11,479,999
Non-Agency Commercial Mortgage Backed Securities - 2.9%
790,000 BX Trust, 5.38%, 09/15/36(a)(b) 782,100
577,289 CD Commercial Mortgage Trust,
4.21%, 08/15/51 573,365
Principal
Amount
Security
Description Value
$ 390,000 Goldman Sachs Mortgage Securities
Trust, 5.32%, 11/15/36(a)(b) $ 386,215
606,214 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44(a)(c) 356
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 984,753
559,542 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 530,103
248,967 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 229,947
607,971 Tricon Residential Trust, 3.86%,
04/17/39(a) 595,183
393,575 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 397,850
480,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 503,206
4,983,078
Non-Agency Residential Mortgage Backed Securities - 6.5%
195,962 BRAVO Residential Funding Trust,
5.09%, 11/25/69(a)(b) 195,218
980,590 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 900,886
204,101 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 196,318
264,450 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 257,053
218,951 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 212,294
67,380 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 68,455
13,359 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 13,253
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,072
643,652 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 580,752
730,398 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 654,883
101,184 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month SOFR + 1.13%), 6.09%,
02/25/33(b) 105,762
97,040 CSMLT Trust, 2.97%, 10/25/30(a)(c) 92,828
740,327 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 734,240
600,145 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 534,485

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
INCOME FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 55,139 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) $ 54,671
857,230 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 764,349
743,669 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 654,583
439,265 MFRA Trust, 3.91%, 04/25/66(a)(d) 433,124
248,207 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 240,696
189,309 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 177,523
138,811 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 133,226
83,191 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 79,446
248,051 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 239,298
567,281 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 510,425
1,252,243 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,114,983
853,428 PSMC Trust, 2.50%, 08/25/51(a)(c) 758,732
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 6.63%, 01/07/26(b) 8,577
739,946 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 655,083
142,953 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 138,890
735,587 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 650,080
11,161,185
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $29,433,636) 27,624,262
Corporate Bonds - 26.5%
Communication Services - 1.6%
345,000 Alphabet, Inc., 2.25%, 08/15/60 191,472
1,165,000 AT&T, Inc., 4.30%, 12/15/42 979,117
915,000 Meta Platforms, Inc., 3.85%, 08/15/32 865,430
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 646,146
2,682,165
Consumer Discretionary - 2.9%
985,000 Dollar General Corp., 3.50%, 04/03/30 921,572
600,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 594,123
855,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 752,280
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,130,849
209,000 Newell Brands, Inc., 5.70%, 04/01/26 208,744
525,000 Tapestry, Inc., 5.10%, 03/11/30 524,732
Principal
Amount
Security
Description Value
$ 1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 $ 1,014,773
5,147,073
Consumer Staples - 1.8%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 524,836
685,000 Mars, Inc., 5.20%, 03/01/35(a) 688,430
940,000 The Campbell's Co., 2.38%, 04/24/30 839,461
625,000 The Campbell's Co., 4.75%, 03/23/35 598,831
565,000 The Kroger Co., 5.00%, 09/15/34 552,154
3,203,712
Energy - 1.0%
1,185,000 Energy Transfer LP, 5.55%, 05/15/34 1,184,272
595,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 518,388
1,702,660
Financials - 9.3%
1,345,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,183,798
1,360,000 CBRE Services, Inc., 2.50%, 04/01/31 1,183,889
1,220,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,196,329
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,095,873
1,195,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,207,723
1,105,000 KeyCorp, MTN, 2.25%, 04/06/27 1,053,523
1,215,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,196,972
400,000 Regions Financial Corp., 5.50%,
09/06/35(c) 394,849
930,000 Regions Financial Corp., 1.80%,
08/12/28 845,786
1,000,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 996,454
947,000 The Chubb Corp., 6.80%, 11/15/31 1,054,649
1,345,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,185,415
1,210,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,188,246
985,000 U.S. Bancorp, 4.84%, 02/01/34(c) 957,130
1,315,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 1,185,177
15,925,813
Industrials - 4.2%
1,364,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,201,440
1,275,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,129,813
225,000 Emerson Electric Co., 5.00%, 03/15/35 226,503
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,141,234
1,252,000 RTX Corp., 4.88%, 10/15/40 1,170,508

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
INCOME FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 280,000 The Boeing Co., 6.53%, 05/01/34 $ 300,016
815,000 TTX Co., 4.60%, 02/01/49(a) 710,725
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,163,737
7,043,976
Information Technology - 2.2%
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 608,904
1,140,000 Oracle Corp., 2.30%, 03/25/28 1,070,784
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 947,447
1,220,000 Xilinx, Inc., 2.38%, 06/01/30 1,099,037
3,726,172
Materials - 1.0%
550,000 Albemarle Corp., 5.05%, 06/01/32 526,039
376,000 Albemarle Corp., 5.45%, 12/01/44 338,500
819,000 The Mosaic Co., 5.45%, 11/15/33 823,558
1,688,097
Real Estate - 0.6%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,108,591
Utilities - 1.9%
1,160,000 Duke Energy Corp., 5.75%, 09/15/33 1,208,923
420,000 Exelon Corp., 6.50%, 03/15/55(c) 418,210
425,000 Exelon Corp., 5.13%, 03/15/31 429,708
670,000 NiSource, Inc., 5.35%, 04/01/34 672,172
616,308 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 608,938
3,337,951
Total Corporate Bonds (Cost $48,171,762) 45,566,210
Government & Agency Obligations - 54.8%
GOVERNMENT SECURITIES - 24.4%
Municipals - 0.7%
230,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 234,933
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 348,460
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 229,933
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 447,144
1,260,470
Treasury Inflation Index Securities - 0.3%
535,483 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 539,439
U.S. Treasury Securities - 23.4%
9,910,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,711,509
720,000 U.S. Treasury Bond, 3.63%, 05/15/53 606,487
5,905,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 5,267,675
15,715,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 13,646,268
Principal
Amount
Security
Description Value
$ 3,145,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 $ 3,082,346
1,475,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,479,379
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,560,668
1,750,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,770,508
40,124,840
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 30.4%
Federal Home Loan Mortgage Corp. - 12.7%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) 691,000
329,641 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 318,461
566,807 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 528,502
267,812 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 252,834
593,124 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 537,966
1,904 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 1,895
858,951 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 723,060
1,025,838 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 957,844
1,508,217 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,445,179
1,318,438 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,303,457
1,366,293 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,403,903
1,549,784 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,455,024
1,991,796 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,807,488
2,680,487 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,515,442
1,757,168 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,689,828
78,389 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 78,489
80,381 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 80,463
826,347 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 743,212
223,159 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 220,247
280,234 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 266,763

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
INCOME FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 560,224 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 $ 533,672
625,561 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 103,655
107,907 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 106,850
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 928,769
484,695 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 467,837
615,914 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 566,430
382,813 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 351,475
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,371,568
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 465,354
21,916,667
Federal National Mortgage Association - 16.3%
59,148 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 59,537
51,423 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 50,747
5,367 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,440
45,351 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 44,797
305,832 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 275,063
100,872 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 99,638
18,520 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 19,310
222,416 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 213,936
75,179 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 72,304
158,497 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 154,398
1,130,038 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,046,380
1,157,384 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,061,350
253,560 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 243,309
334,816 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 327,820
263,992 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 252,535
Principal
Amount
Security
Description Value
$ 332,963 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 $ 292,710
324,394 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 298,484
995,996 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 868,660
1,253,170 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,097,182
1,881,344 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,808,125
445,108 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 439,828
1,642,817 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 1,655,033
2,386,111 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,354,709
1,891,142 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,643,009
2,716,334 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,361,728
1,946,892 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,764,875
1,641,209 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,544,137
947,563 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 823,273
1,975,256 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,789,132
1,081,535 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,070,104
1,519,037 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,502,487
219,907 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39(c) 1,155
662,714 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 597,468
434,306 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(c) 426,172
113,637 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 111,527
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 924,655
739,287 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 736,929
28,037,946
Government National Mortgage Association - 1.4%
329,248 Government National Mortgage
Association, 2.85%, 04/16/50 317,016
362,686 Government National Mortgage
Association, 3.50%, 01/20/69(c) 351,453

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
INCOME FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 754,244 Government National Mortgage
Association #786915, 5.50%,
09/20/53 $ 763,525
334,183 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 303,223
595,532 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 602,549
2,337,766
Total Government & Agency Obligations (Cost
$99,822,889) 94,217,128
Shares
Security
Description Value
Short-Term Investments - 2.6%
Investment Company - 2.6%
4,411,347 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.22%(g) 4,411,347
Total Short-Term Investments (Cost $4,411,347) 4,411,347
Investments, at value - 100.0% (Cost $181,839,634) 171,818,947
Other liabilities in excess of assets - 0.0% (26,987)
NET ASSETS - 100.0% $ 171,791,960
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2025, the aggregate value of these liquid securities were $28,747,660 or 16.7% of net assets.
(b) Floating rate security. Rate presented is as of March 31, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2025.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
NEBRASKA TAX-FREE FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 97.5%
GOVERNMENT SECURITIES - 94.7%
Municipals - 94.7%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 109,021
Colorado - 1.2%
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 162,746
395,000 Denver City & County School District
No. 1, Colorado GO, 5.50%,
12/01/46 437,152
599,898
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 263,904
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 216,112
480,016
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 224,577
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 245,765
470,342
Nebraska - 86.3%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 253,457
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 288,884
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 203,822
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 367,619
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 371,202
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 302,675
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 289,609
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 202,623
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 298,703
200,000 City of Bellevue NE, Nebraska GO,
5.00%, 09/15/30 214,366
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 315,609
Principal
Amount
Security
Description Value
$ 140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 $ 147,998
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 51,789
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 109,487
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 332,940
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 265,761
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 129,994
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 198,692
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,472
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 349,844
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 238,795
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 344,624
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 51,190
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 436,347
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 303,392
100,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 97,763
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 231,883
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 366,614
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 374,917
150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 157,843
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 151,790
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 143,128
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 193,776

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
NEBRASKA TAX-FREE FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 $ 207,602
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 359,683
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 47,077
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 371,940
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 217,524
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 557,188
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 555,205
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 266,518
250,000 City of Papillion NE, Nebraska RB,
3.75%, 09/15/29 248,932
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 249,367
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 192,195
200,000 Colfax County School District No. 58,
Nebraska GO AGC, 5.00%, 12/15/35 210,910
45,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 45,039
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 369,252
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 274,820
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 302,347
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 437,848
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 242,389
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 123,675
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 312,040
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 248,274
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 187,183
200,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 203,586
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 260,215
Principal
Amount
Security
Description Value
$ 250,000 Cuming County School District No. 20,
Nebraska GO AGC, 5.25%, 12/15/35 $ 267,988
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 263,700
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 322,626
370,000 Dodge County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 398,271
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,142,042
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 319,048
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 177,328
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 556,214
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 248,779
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 93,027
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 251,548
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 256,743
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 12/15/37 222,196
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 319,994
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 251,784
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 668,240
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,266
150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 148,245
250,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/37 276,452
200,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 217,834
200,000 Gretna Public Schools, Nebraska GO,
5.00%, 12/15/30 208,908
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 540,571
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 373,518

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
NEBRASKA TAX-FREE FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 $ 484,754
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 708,255
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 152,170
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 296,778
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 151,723
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 89,797
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 299,118
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 301,627
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 212,870
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 974,737
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 272,197
275,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 274,653
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 116,783
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,325
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 343,013
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 294,933
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 385,768
110,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 110,000
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 476,847
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 146,335
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 97,214
Principal
Amount
Security
Description Value
$ 220,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 $ 214,312
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 135,980
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 202,496
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 314,720
455,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/29 485,974
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 441,482
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 314,551
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 409,354
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 410,361
185,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/44 194,336
100,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 106,905
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 383,122
200,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 214,152
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 326,872
1,200,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 1,272,144
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 269,744
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 774,797
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 512,024
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 171,151
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 586,319
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 256,838
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 654,492
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 426,518
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 266,592
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 218,212

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
NEBRASKA TAX-FREE FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 $ 319,456
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/44 317,477
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 349,987
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 90,431
130,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 124,309
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 78,599
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 96,098
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 87,019
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 298,654
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 292,260
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 304,446
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 292,319
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 507,089
105,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 103,728
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 395,125
450,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 442,934
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 190,200
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 175,877
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 268,904
450,000 York County School District No. 12,
Nebraska GO, 2.00%, 12/15/25 445,168
100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 106,084
43,648,248
New York - 1.1%
325,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 344,460
Principal
Amount
Security
Description Value
$ 200,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 $ 212,513
556,973
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 457,382
South Dakota - 0.5%
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 230,004
Texas - 0.9%
300,000 Conroe Independent School District,
Texas GO, 5.00%, 02/15/44 319,321
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 146,923
466,244
Wisconsin - 1.8%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 408,769
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 480,314
889,083
47,907,211
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.8%
Federal Home Loan Mortgage Corp. - 2.8%
198,824 Federal Home Loan Mortgage Corp.,
4.68%, 10/25/40(a) 204,091
194,898 Federal Home Loan Mortgage Corp.,
3.87%, 05/25/41(a) 193,070
289,137 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 237,422
249,555 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41 259,269
533,349 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 510,097
1,403,949
Total Government & Agency Obligations (Cost
$51,461,776) 49,311,160
Shares
Security
Description Value
Short-Term Investments - 1.8%
Investment Company - 1.8%
934,982 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.22%(c) 934,982
Total Short-Term Investments (Cost $934,982) 934,982
Investments, at value - 99.3% (Cost $52,396,758) 50,246,142
Other assets in excess of liabilities - 0.7% 329,576
NET ASSETS - 100.0% $ 50,575,718

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
NEBRASKA TAX-FREE FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2025.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2025, the aggregate value of these liquid securities were $237,422 or
0.5% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
AGC Assured Guaranty Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
BALANCED FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 58.1%
Communication Services - 5.5%
11,755 Alphabet, Inc., Class C $ 1,836,484
8,100 Corning, Inc. 370,818
2,435 Meta Platforms, Inc., Class A 1,403,436
1,470 T-Mobile US, Inc. 392,064
6,350 Verizon Communications, Inc. 288,036
4,290,838
Consumer Discretionary - 6.0%
9,430 Amazon.com, Inc.(a) 1,794,152
87 Booking Holdings, Inc. 400,801
231 O'Reilly Automotive, Inc.(a) 330,926
995 Pool Corp. 316,758
1,615 Royal Caribbean Cruises, Ltd. 331,786
2,900 SharkNinja, Inc.(a) 241,889
1,485 Tesla, Inc.(a) 384,852
1,975 Texas Roadhouse, Inc. 329,094
1,585 The Home Depot, Inc. 580,887
4,711,145
Consumer Staples - 3.7%
5,950 Church & Dwight Co., Inc. 655,036
685 Costco Wholesale Corp. 647,859
5,520 Lamb Weston Holdings, Inc. 294,216
9,600 The Coca-Cola Co. 687,552
7,005 Walmart, Inc. 614,969
2,899,632
Energy - 2.1%
2,180 Diamondback Energy, Inc. 348,538
3,050 EOG Resources, Inc. 391,132
6,415 Exxon Mobil Corp. 762,936
1,525 Phillips 66 188,307
1,690,913
Financials - 8.4%
4,175 Brown & Brown, Inc. 519,370
1,870 Chubb, Ltd. 564,721
1,905 CME Group, Inc. 505,378
6,865 Equitable Holdings, Inc. 357,598
6,375 First American Financial Corp. 418,391
2,630 Fiserv, Inc.(a) 580,783
4,025 JPMorgan Chase & Co. 987,333
1,620 Mastercard, Inc., Class A 887,954
915 Moody's Corp. 426,106
4,385 Morgan Stanley 511,598
4,450 Synchrony Financial 235,583
8,220 Wells Fargo & Co. 590,114
6,584,929
Health Care - 6.2%
4,740 Abbott Laboratories 628,761
1,830 Amgen, Inc. 570,136
4,125 Edwards Lifesciences Corp.(a) 298,980
1,160 Eli Lilly & Co. 958,056
465 Humana, Inc. 123,039
Shares
Security
Description Value
2,810 Jazz Pharmaceuticals PLC(a) $ 348,862
3,720 Lantheus Holdings, Inc.(a) 363,072
1,045 Thermo Fisher Scientific, Inc. 519,992
1,370 UFP Technologies, Inc.(a) 276,343
1,125 United Therapeutics Corp.(a) 346,804
2,630 Zoetis, Inc. 433,029
4,867,074
Industrials - 5.0%
2,925 AMETEK, Inc. 503,510
2,640 Cintas Corp. 542,599
8,700 CSX Corp. 256,041
5,075 Ingersoll Rand, Inc. 406,152
3,610 MasTec, Inc.(a) 421,323
1,115 Paycom Software, Inc. 243,605
4,857 RTX Corp. 643,358
4,795 The Timken Co. 344,617
2,615 Waste Management, Inc. 605,399
3,966,604
Information Technology - 16.4%
1,260 Adobe, Inc.(a) 483,248
9,445 Amphenol Corp., Class A 619,497
15,360 Apple, Inc. 3,411,917
2,140 CDW Corp. 342,956
4,102 Entegris, Inc. 358,843
226 Fair Isaac Corp.(a) 416,780
1,790 Manhattan Associates, Inc.(a) 309,742
5,720 Microchip Technology, Inc. 276,905
7,925 Microsoft Corp. 2,974,966
10,748 Napco Security Technologies, Inc. 247,419
26,100 NVIDIA Corp. 2,828,718
4,015 QUALCOMM, Inc. 616,744
12,887,735
Materials - 1.3%
3,975 FMC Corp. 167,705
1,300 Linde PLC 605,332
36,701 PureCycle Technologies, Inc.(a) 253,971
1,027,008
Real Estate - 1.8%
2,250 American Tower Corp. REIT 489,600
9,310 First Industrial Realty Trust, Inc. REIT 502,368
3,105 Sun Communities, Inc. REIT 399,427
1,391,395
Utilities - 1.7%
2,880 Atmos Energy Corp. 445,190
5,620 NextEra Energy, Inc. 398,402
5,415 The Southern Co. 497,909
1,341,501
Total Common Stocks (Cost $21,754,661) 45,658,774

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
BALANCED FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 11.4%
Asset Backed Securities - 7.3%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 148,498
85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) 85,854
22,453 AMSR Trust, 1.63%, 07/17/37(b) 22,265
103,968 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 104,689
300,000 Avant Loans Funding Trust, 5.12%,
05/15/34(b) 301,439
85,309 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 85,498
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 178,671
41,407 CCG Receivables Trust, 5.82%,
09/16/30(b) 41,626
88,816 CCG Receivables Trust, 4.99%,
03/15/32(b) 89,247
82,437 CCG Receivables Trust, 6.28%,
04/14/32(b) 83,640
36,439 CCG Receivables Trust, 3.91%,
07/16/29(b) 36,352
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 230,770
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 108,096
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 288,169
272,332 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 274,471
21,294 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 20,559
34,994 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 31,685
90,000 First Help Financial LLC, 4.94%,
11/15/30(b) 90,156
143,771 Foundation Finance Trust, 4.60%,
03/15/50(b) 143,392
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 181,327
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 201,387
67,383 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 68,227
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 101,396
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 171,490
135,000 Huntington Auto Trust, 5.23%,
01/16/29(b) 136,328
Principal
Amount
Security
Description Value
$ 160,000 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(b) $ 159,705
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 102,100
149,503 LAD Auto Receivables Trust, 6.12%,
09/15/27(b) 150,081
105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) 105,452
12,213 Navient Student Loan Trust, 6.03%,
10/15/31(b)(c) 12,223
102,919 NMEF Funding, LLC, 5.15%,
12/15/31(b) 103,169
12,942 NMEF Funding, LLC, 6.07%,
06/15/29(b) 12,977
64,159 North Texas Higher Education
Authority, Inc., 5.00%, 09/25/61(c) 63,923
94,745 Octane Receivables Trust, 5.80%,
07/20/32(b) 95,791
140,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(b) 140,867
150,000 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(b) 150,373
119,317 Progress Residential Trust, 1.52%,
07/17/38(b) 115,415
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 201,627
55,354 SLM Student Loan Trust, 6.47%,
04/15/29(c) 55,469
200,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(b) 201,502
135,992 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 120,119
280,000 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) 282,384
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 67,872
112,199 Tricon American Homes Trust, 1.48%,
11/17/39(b) 103,623
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(b) 177,075
115,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 115,007
5,761,986
Non-Agency Commercial Mortgage Backed Securities - 2.8%
51,220 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 50,307
64,495 BX Commercial Mortgage Trust,
5.33%, 02/15/39(b)(c) 64,294
160,000 BX Trust, 5.38%, 09/15/36(b)(c) 158,400
83,908 CD Commercial Mortgage Trust,
4.21%, 08/15/51 83,338

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
BALANCED FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 175,000 Goldman Sachs Mortgage Securities
Trust, 5.32%, 11/15/36(b)(c) $ 173,301
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 165,108
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 184,930
143,799 KNDR 2021-KIND A, 5.39%,
08/15/38(b)(c) 141,831
57,090 SREIT Trust, 5.01%, 07/15/36(b)(c) 56,769
57,167 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 54,159
129,568 Tricon Residential Trust, 3.86%,
04/17/39(b) 126,842
96,542 TRTX Issuer, Ltd. CLO, 5.97%,
02/15/39(b)(c) 95,826
141,693 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 137,055
83,842 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 72,444
275,000 Wells Fargo Commercial Mortgage
Trust, 4.95%, 07/15/35(b)(d) 276,132
145,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 152,010
220,000 WSTN Trust, 6.30%, 07/05/37(b)(d) 223,755
2,216,501
Non-Agency Residential Mortgage Backed Securities - 1.3%
87,100 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(d) 82,080
134,327 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 123,409
126,048 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 116,660
28,497 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) 27,700
9,864 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 9,565
84,353 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 76,110
119,195 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(b)(e) 120,113
80,910 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(b) 80,245
6,285 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(d) 6,232
18,818 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 18,154
139,823 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 125,809
96,448 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 89,190
Principal
Amount
Security
Description Value
$ 122,317 Woodward Capital Management,
5.65%, 01/25/45(b)(e) $ 122,769
998,036
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $9,093,573) 8,976,523
Corporate Bonds - 11.5%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 298,311
319,000 Verizon Communications, Inc., 4.78%,
02/15/35(b) 309,666
607,977
Consumer Discretionary - 1.5%
310,000 Dollar General Corp., 3.50%, 04/03/30 290,038
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 198,041
330,000 McDonald's Corp., 2.13%, 03/01/30 294,039
30,000 Newell Brands, Inc., 5.70%, 04/01/26 29,963
50,000 Starbucks Corp., 2.00%, 03/12/27 47,718
335,000 The Walt Disney Co., 2.65%, 01/13/31 302,638
1,162,437
Consumer Staples - 0.8%
300,000 Mars, Inc., 4.80%, 03/01/30(b) 301,716
115,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 111,460
250,000 The Campbell's Co., 2.38%, 04/24/30 223,261
636,437
Energy - 0.3%
245,000 Energy Transfer LP, 4.95%, 05/15/28 246,695
Financials - 4.3%
345,000 Bank of America Corp., 2.69%,
04/22/32(d) 303,651
326,000 CBRE Services, Inc., 2.50%, 04/01/31 283,785
245,000 Citigroup, Inc., 4.91%, 05/24/33(d) 240,247
60,000 Citigroup, Inc., 3.89%, 01/10/28(d) 59,260
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 256,503
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 308,324
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(d) 311,984
150,000 KeyCorp, MTN, 2.25%, 04/06/27 143,012
285,000 Morgan Stanley, 4.89%, 07/20/33(d) 280,771
225,000 Regions Financial Corp., 1.80%,
08/12/28 204,626
175,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(d)(f) 174,379
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 290,845
210,000 U.S. Bancorp, 4.84%, 02/01/34(d) 204,058

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
BALANCED FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(d) $ 310,940
3,372,385
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 107,507
Industrials - 1.6%
310,000 Agilent Technologies, Inc., 2.10%,
06/04/30 273,055
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 212,577
150,000 Harman International Industries, Inc.,
4.15%, 05/15/25 149,814
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 252,099
175,000 Union Pacific Corp., 3.95%, 09/10/28 172,940
285,000 Waste Management, Inc., 1.50%,
03/15/31 239,470
1,299,955
Information Technology - 1.7%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 148,494
305,000 eBay, Inc., 3.60%, 06/05/27 299,273
225,000 Oracle Corp., 2.30%, 03/25/28 211,339
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 293,972
55,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 46,542
345,000 Xilinx, Inc., 2.38%, 06/01/30 310,793
1,310,413
Utilities - 0.4%
300,000 Exelon Corp., 5.13%, 03/15/31 303,323
Total Corporate Bonds (Cost $9,417,051) 9,047,129
Government & Agency Obligations - 15.2%
GOVERNMENT SECURITIES - 14.5%
Municipals - 0.0%
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 45,540
Treasury Inflation Index Securities - 0.4%
284,565 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(g) 285,132
U.S. Treasury Securities - 14.1%
1,485,000 U.S. Treasury Note, 2.25%, 02/15/27 1,440,508
3,375,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,010,737
3,520,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,056,625
1,670,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,636,731
405,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 406,202
1,495,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,512,520
11,063,323
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.3%
$ 31,987 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(e) $ 31,552
4,831 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 4,812
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 217,997
254,361
Federal National Mortgage Association - 0.3%
149,264 Federal National Mortgage Association,
6.83%, 07/25/32(d) 156,023
4,650 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 4,608
65,146 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(d) 63,926
224,557
Government National Mortgage Association - 0.1%
61,378 Government National Mortgage
Association, 3.50%, 01/20/69(d) 59,477
Total Government & Agency Obligations (Cost
$12,024,489) 11,932,390
Shares
Security
Description Value
Short-Term Investments - 3.7%
Investment Company - 3.7%
2,871,142 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.22%(h) 2,871,142
Total Short-Term Investments (Cost $2,871,142) 2,871,142
Investments, at value - 99.9% (Cost $55,160,916) 78,485,958
Other assets in excess of liabilities - 0.1% 87,452
NET ASSETS - 100.0% $ 78,573,410
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of March
31, 2025, the aggregate value of these liquid securities were $9,245,042 or
11.8% of net assets.
(c) Floating rate security. Rate presented is as of March 31, 2025.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31,
2025.
(e) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2025.
(f) Perpetual maturity security.
(g) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
CLO Collateralized Loan Obligation

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
BALANCED FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SMALL/MID CAP FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.9%
Communication Services - 1.4%
2,945 Nexstar Media Group, Inc., Class A $ 527,803
Consumer Discretionary - 14.0%
4,985 Burlington Stores, Inc.(a) 1,188,075
1,078 Domino's Pizza, Inc. 495,287
3,927 Dorman Products, Inc.(a) 473,361
9,759 Ollie's Bargain Outlet Holdings, Inc.(a) 1,135,557
1,540 TopBuild Corp.(a) 469,623
16,592 Tractor Supply Co. 914,219
7,025 Wyndham Hotels & Resorts, Inc. 635,833
5,311,955
Consumer Staples - 4.0%
2,310 Casey's General Stores, Inc. 1,002,632
3,022 Lancaster Colony Corp. 528,850
1,531,482
Energy - 4.8%
16,977 Northern Oil & Gas, Inc. 513,215
57,820 Permian Resources Corp. 800,807
16,919 SM Energy Co. 506,724
1,820,746
Financials - 17.9%
16,418 Atlantic Union Bankshares Corp. 511,257
4,756 Brown & Brown, Inc. 591,646
5,640 Cullen/Frost Bankers, Inc. 706,128
520 Markel Group, Inc.(a) 972,197
11,722 Moelis & Co., Class A 684,096
8,835 Selective Insurance Group, Inc. 808,756
9,104 SouthState Corp. 845,033
11,683 Stifel Financial Corp. 1,101,240
5,505 UMB Financial Corp. 556,555
6,776,908
Health Care - 10.0%
15,822 AMN Healthcare Services, Inc.(a) 387,006
17,766 Enovis Corp.(a) 678,839
3,445 ICON PLC(a) 602,841
5,524 Integer Holdings Corp.(a) 651,887
1,829 Molina Healthcare, Inc.(a) 602,454
8,103 Revvity, Inc. 857,298
3,780,325
Industrials - 21.3%
3,234 Broadridge Financial Solutions, Inc. 784,116
2,021 CACI International, Inc., Class A(a) 741,545
2,271 Carlisle Cos., Inc. 773,275
6,794 EnerSys 622,195
4,061 Enpro, Inc. 657,029
21,019 ExlService Holdings, Inc.(a) 992,307
8,642 Fortune Brands Innovations, Inc. 526,125
5,235 Franklin Electric Co., Inc. 491,462
7,179 ICF International, Inc. 610,000
2,791 Lincoln Electric Holdings, Inc. 527,946
10,817 Robert Half, Inc. 590,067
Shares
Security
Description Value
25,118 Tetra Tech, Inc. $ 734,701
8,050,768
Information Technology - 12.9%
8,219 Ambarella, Inc.(a) 413,662
9,066 Blackbaud, Inc.(a) 562,545
8,180 Diodes, Inc.(a) 353,131
3,619 Littelfuse, Inc. 712,002
5,832 MKS Instruments, Inc. 467,435
4,138 Onto Innovation, Inc.(a) 502,105
11,433 Power Integrations, Inc. 577,367
4,850 PTC, Inc.(a) 751,507
4,369 Qualys, Inc.(a) 550,188
4,889,942
Materials - 3.6%
3,792 Balchem Corp. 629,472
6,333 RPM International, Inc. 732,601
1,362,073
Real Estate - 6.5%
11,221 Agree Realty Corp. REIT 866,149
3,426 Jones Lang LaSalle, Inc.(a) 849,340
6,602 Lamar Advertising Co., Class A REIT 751,175
2,466,664
Utilities - 2.5%
8,180 IDACORP, Inc. 950,680
Total Common Stocks (Cost $38,469,532) 37,469,346
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
460,548 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.22%(b) 460,548
Total Short-Term Investments (Cost $460,548) 460,548
Investments, at value - 100.1% (Cost $38,930,080) 37,929,894
Other liabilities in excess of assets - (0.1)% (27,501)
NET ASSETS - 100.0% $ 37,902,393

SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025
SMALL COMPANY FUND
Annual Report 2025
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.4%
Consumer Discretionary - 13.4%
156,533 Acushnet Holdings Corp. $ 10,747,556
104,660 Boot Barn Holdings, Inc.(a) 11,243,624
89,699 Dorman Products, Inc.(a) 10,812,317
132,361 LGI Homes, Inc.(a) 8,798,036
162,543 Monarch Casino & Resort, Inc. 12,637,718
158,820 Ollie's Bargain Outlet Holdings, Inc.(a) 18,480,295
181,555 Patrick Industries, Inc. 15,352,291
88,071,837
Consumer Staples - 1.1%
508,732 Utz Brands, Inc. 7,162,947
Energy - 4.0%
400,838 Northern Oil & Gas, Inc. 12,117,333
377,370 SM Energy Co. 11,302,231
149,708 Vital Energy, Inc.(a) 3,176,804
26,596,368
Financials - 18.9%
403,092 Atlantic Union Bankshares Corp. 12,552,285
188,610 Cass Information Systems, Inc. 8,157,383
170,187 Mercantile Bank Corp. 7,392,923
250,022 Moelis & Co., Class A 14,591,284
270,470 Origin Bancorp, Inc. 9,377,195
387,739 Seacoast Banking Corp. of Florida 9,976,524
181,228 Selective Insurance Group, Inc. 16,589,611
194,686 Stewart Information Services Corp. 13,890,846
279,094 The Baldwin Insurance Group, Inc.,
Class A(a) 12,472,711
113,219 UMB Financial Corp. 11,446,441
86,956 Walker & Dunlop, Inc. 7,422,564
123,869,767
Health Care - 11.0%
137,088 Addus HomeCare Corp.(a) 13,556,632
294,533 AMN Healthcare Services, Inc.(a) 7,204,277
398,198 Avanos Medical, Inc.(a) 5,706,177
358,536 Enovis Corp.(a) 13,699,661
165,287 Integer Holdings Corp.(a) 19,505,519
238,981 Simulations Plus, Inc. 5,859,814
203,506 Supernus Pharmaceuticals, Inc.(a) 6,664,822
72,196,902
Industrials - 21.8%
69,773 Alamo Group, Inc. 12,434,246
39,199 CSW Industrials, Inc. 11,427,292
136,215 EnerSys 12,474,570
106,097 Enpro, Inc. 17,165,434
106,751 ESCO Technologies, Inc. 16,986,219
286,803 ExlService Holdings, Inc.(a) 13,539,970
102,243 Franklin Electric Co., Inc. 9,598,573
135,666 ICF International, Inc. 11,527,540
283,602 Kforce, Inc. 13,865,302
209,124 Korn Ferry 14,184,881
Shares
Security
Description Value
498,741 NV5 Global, Inc.(a) $ 9,610,739
142,814,766
Information Technology - 13.3%
110,605 Advanced Energy Industries, Inc. 10,541,763
139,547 Ambarella, Inc.(a) 7,023,401
301,176 Benchmark Electronics, Inc. 11,453,723
165,483 Blackbaud, Inc.(a) 10,268,220
338,106 Cohu, Inc.(a) 4,973,539
181,032 CTS Corp. 7,521,880
231,490 Diodes, Inc.(a) 9,993,423
299,838 LiveRamp Holdings, Inc.(a) 7,837,765
182,927 Power Integrations, Inc. 9,237,813
755,095 Viavi Solutions, Inc.(a) 8,449,513
87,301,040
Materials - 3.4%
77,352 Balchem Corp. 12,840,432
159,865 Kaiser Aluminum Corp. 9,691,016
22,531,448
Real Estate - 7.0%
95,971 Agree Realty Corp. REIT 7,408,001
318,031 CareTrust REIT, Inc. 9,089,326
386,890 Marcus & Millichap, Inc. 13,328,361
533,819 NETSTREIT Corp. REIT 8,461,031
784,298 Sunstone Hotel Investors, Inc. REIT 7,380,244
45,666,963
Utilities - 3.5%
78,528 Chesapeake Utilities Corp. 10,085,351
112,239 IDACORP, Inc. 13,044,417
23,129,768
Total Common Stocks (Cost $496,970,942) 639,341,806
Shares
Security
Description Value
Short-Term Investments - 2.5%
Investment Company - 2.5%
16,524,400 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.22%(b) 16,524,400
Total Short-Term Investments (Cost $16,524,400) 16,524,400
Investments, at value - 99.9% (Cost $513,495,342) 655,866,206
Other assets in excess of liabilities - 0.1% 502,241
NET ASSETS - 100.0% $ 656,368,447

Annual Report 2025
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 227,817,962
Unrealized appreciation (depreciation) of investments
43,754
Total investments, at value 227,861,716
Receivable for capital shares issued 66,521
Receivable for investments sold 710,249
Interest and dividends receivable 1,255,034
Receivable from investment advisor –
Prepaid expenses 16,642
Total Assets
229,910,162
Liabilities:
Distributions payable 409,404
Payable for investments purchased 1,896,235
Payable for capital shares redeemed 300,595
Accrued expenses and other payables:
Investment advisory fees 43,706
Administration fees payable to non-related parties 9,556
Administration fees payable to related parties 13,486
Shareholder service fees 891
Other fees 53,971
Total Liabilities
2,727,844
Net Assets
$ 227,182,318
Composition of Net Assets:
Paid-In Capital $ 235,798,068
Distributable earnings (8,615,750)
Net Assets
$ 227,182,318
Institutional Class:
Net assets 4,372,191
Shares of beneficial interest (See note 5 ) 482,271
Net asset value, offering and redemption price per share
$ 9.07
Institutional Plus Class:
Net assets 222,810,127
Shares of beneficial interest (See note 5 ) 24,500,296
Net asset value, offering and redemption price per share
$ 9.09

Annual Report 2025
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 181,839,634 $ 52,396,758 $ 55,160,916 $ 38,930,080 $ 513,495,342
(10,020,687) (2,150,616) 23,325,042 (1,000,186) 142,370,864
171,818,947 50,246,142 78,485,958 37,929,894 655,866,206
37,229 23,900 34,324 111,398 767,756
– 204,438 – – –
924,165 500,419 173,057 20,194 806,504
– 2,741 – – –
14,691 3,921 9,181 3,533 56,808
172,795,032 50,981,561 78,702,520 38,065,019 657,497,274
274,766 62,629 – – –
409,222 268,485 50,916 106,873 –
226,768 31,720 – 17 553,116
25,827 – 20,272 18,208 410,576
7,248 2,141 3,363 1,602 28,245
10,229 3,021 4,747 2,261 39,863
639 – 4,465 8 8,734
48,373 37,847 45,347 33,657 88,293
1,003,072 405,843 129,110 162,626 1,128,827
$ 171,791,960 $ 50,575,718 $ 78,573,410 $ 37,902,393 $ 656,368,447
$ 191,356,856 $ 53,781,596 $ 52,672,837 $ 39,128,312 $ 487,740,984
(19,564,896) (3,205,878) 25,900,573 (1,225,919) 168,627,463
$ 171,791,960 $ 50,575,718 $ 78,573,410 $ 37,902,393 $ 656,368,447
2,015,689 – 26,384,711 426,283 39,483,532
218,183 – 1,356,867 27,095 1,418,587
$ 9.24 $ – $ 19.45 $ 15.73 $ 27.83
169,776,271 50,575,718 52,188,699 37,476,110 616,884,915
18,384,178 5,585,995 2,734,779 2,383,167 22,008,763
$ 9.23 $ 9.05 $ 19.08 $ 15.73 $ 28.03

Annual Report 2025
Statements of Operations
For the Year Ended March 31, 2025

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 9,863,922
Dividend 99,939
Total Income
9,963,861
Expenses:
Investment advisory fees (Note 3) 1,100,095
Administration fees 262,119
Shareholder service fees - Institutional Class 9,746
Custodian fees 20,110
Chief compliance officer fees 19,138
Director fees 21,395
Registration and filing fees 7,657
Transfer agent fees 57,299
Other Fees 157,757
Total expenses before waivers 1,655,316
Expenses waived by adviser (Note 3)
(657,356)
Total Expenses
997,960
Net Investment Income (Loss)
8,965,901
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions (555,266)
Change in unrealized appreciation (depreciation) on investments
4,456,950
Net realized and unrealized gain (loss) on investments
3,901,684
Net increase (decrease) in net assets from operations
$ 12,867,585

Annual Report 2025
Statements of Operations
For the Year Ended March 31, 2025

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 6,749,531 $ 1,423,117 $ 1,132,098 $ – $ –
61,559 34,866 754,312 315,201 10,195,902
6,811,090 1,457,983 1,886,410 315,201 10,195,902
1,019,132 212,372 627,119 203,362 6,413,277
202,356 63,252 99,608 28,485 898,699
2,563 – 50,476 92 104,579
16,221 4,999 8,007 5,247 58,163
14,794 4,550 7,200 2,252 64,067
16,559 5,191 8,086 2,024 73,608
9,656 2,077 8,390 8,062 32,760
52,138 20,365 47,400 33,073 227,387
127,597 100,482 119,942 56,908 198,535
1,461,016 413,288 976,228 339,505 8,071,075
(626,723) (175,601) (286,573) (124,516) (761,362)
834,293 237,687 689,655 214,989 7,309,713
5,976,797 1,220,296 1,196,755 100,212 2,886,189
(1,104,954) (213,221) 4,885,559 285,185 45,178,740
3,682,813 (293,846) (2,032,570) (4,503,243) (67,827,996)
2,577,859 (507,067) 2,852,989 (4,218,058) (22,649,256)
$ 8,554,656 $ 713,229 $ 4,049,744 $ (4,117,846) $ (19,763,067)

Annual Report 2025
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2024
Operations:
Net investment income $ 8,965,901 $ 7,319,630 $ 5,976,797 $ 5,648,213
Net realized gain (loss) on investment
transactions (555,266) (3,543,498) (1,104,954) (5,035,741)
Net change in unrealized appreciation
(depreciation) on investments 4,456,950 5,850,428 3,682,813 2,721,489
Net increase (decrease) in net assets from operations
12,867,585 9,626,560 8,554,656 3,333,961
Distributions to Shareholders:
Institutional Class (185,449) (151,608) (64,532) (70,722)
Institutional Plus Class (8,826,270) (6,123,097) (5,581,167) (5,329,088)
Change in net assets from distributions to
shareholders
(9,011,719) (6,274,705) (5,645,699) (5,399,810)
Capital Transactions:
Proceeds from shares issued
Institutional Class 117,639 42,033 121,931 85,384
Institutional Plus Class 32,721,721 43,046,171 23,023,731 40,630,338
Proceeds from dividends reinvested
Institutional Class 151,166 114,437 63,985 70,682
Institutional Plus Class 3,799,784 2,067,046 2,129,531 1,477,689
Cost of shares redeemed
Institutional Class
(1,233,701) (831,632) (414,432) (480,638)
Institutional Plus Class
(29,777,860) (82,149,451) (26,374,358) (75,956,643)
Change in net assets from capital transactions
5,778,749 (37,711,396) (1,449,612) (34,173,188)
Change in net assets
9,634,615 (34,359,541) 1,459,345 (36,239,037)
Net Assets:
Beginning of Year
217,547,703 251,907,244 170,332,615 206,571,652
End of Year
$ 227,182,318 $ 217,547,703 $ 171,791,960 $ 170,332,615
Share Transactions Institutional Class:
Shares issued 13,061 4,779 13,335 9,620
Shares reinvested 16,778 13,003 6,994 7,865
Shares redeemed
(136,577) (95,198) (45,616) (53,511)
Change in shares
(106,738) (77,416) (25,287) (36,026)
Share Transactions Institutional Plus Class:
Shares issued 3,620,664 4,875,990 2,522,562 4,520,352
Shares reinvested 420,305 233,954 232,609 164,200
Shares redeemed
(3,299,039) (9,329,215) (2,886,011) (8,414,254)
Change in shares
741,930 (4,219,271) (130,840) (3,729,702)

Annual Report 2025
Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2024
For the Year
Ended
March 31, 2025
For the Year
Ended
March 31, 2024
$ 1,220,296 $ 1,138,863 $ 1,196,755 $ 1,100,652 $ 100,212 $ 31,879 $ 2,886,189 $ 3,057,471
(213,221) (379,728) 4,885,559 3,012,721 285,185 (285,638) 45,178,740 41,649,370
(293,846) (165,759) (2,032,570) 8,986,669 (4,503,243) 2,585,030 (67,827,996) 63,814,346
713,229 593,376 4,049,744 13,100,042 (4,117,846) 2,331,271 (19,763,067) 108,521,187
– – (1,396,625) (1,777,891) – – (2,792,847) (1,383,666)
(1,203,214) (1,139,235) (2,854,033) (2,813,362) (51,220) (35,171) (47,888,708) (21,066,694)
(1,203,214) (1,139,235) (4,250,658) (4,591,253) (51,220) (35,171) (50,681,555) (22,450,360)
– – 612,375 3,116,777 6,444 19,800 5,152,924 8,394,511
9,220,816 12,358,621 5,802,850 5,816,007 31,414,536 1,114,892 148,242,126 173,827,761
– – 1,289,899 1,634,028 – – 2,420,384 1,233,870
486,655 350,879 2,495,079 2,430,852 9,200 17,020 25,784,299 10,061,250
– – (7,982,258) (5,913,923) (56,785) (8,380) (17,770,888) (13,890,885)
(13,855,148) (14,068,084) (6,667,975) (4,522,171) (3,154,276) (3,998,525) (192,996,008) (195,641,468)
(4,147,677) (1,358,584) (4,450,030) 2,561,570 28,219,119 (2,855,193) (29,167,163) (16,014,961)
(4,637,662) (1,904,443) (4,650,944) 11,070,359 24,050,053 (559,093) (99,611,785) 70,055,866
55,213,380 57,117,823 83,224,354 72,153,995 13,852,340 14,411,433 755,980,232 685,924,366
$ 50,575,718 $ 55,213,380 $ 78,573,410 $ 83,224,354 $ 37,902,393 $ 13,852,340 $ 656,368,447 $ 755,980,232
– – 30,500 171,742 389 1,398 164,275 298,306
– – 63,113 89,274 – – 75,074 42,241
– – (394,061) (320,845) (3,464) (589) (571,689) (503,609)
– – (300,448) (59,829) (3,075) 809 (332,340) (163,062)
1,011,304 1,360,833 292,130 320,734 1,761,239 77,465 4,725,483 6,178,672
53,470 38,876 124,418 134,916 512 1,105 794,585 342,219
(1,520,070) (1,569,427) (335,180) (250,293) (187,938) (289,285) (6,222,988) (6,972,793)
(455,296) (169,718) 81,368 205,357 1,573,813 (210,715) (702,920) (451,902)

Financial Highlights
For a Share Outstanding
Annual Report 2025

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
Net
Investment
Income
(Loss) to
Average
Net
Assets
Expense
to Average
Net
Assets
(b)
Portfolio
Turnover
SHORT-INTERMEDIATE BOND FUND
Institutional Class
03/31/25 $ 8.91 $ 0.35 $ 0.16 $ 0.51 $ (0.31) $ (0.04) $ 9.07 5.81% $ 4,372 0.66% 3.86% 1.44% 42%
03/31/24 8.77 0.29 0.09 0.38 (0.24) (0.00)
(c)
8.91 4.45 5,247 0.64 3.26 1.33 48
03/31/23 9.00 0.18 (0.20) (0.02) (0.19) (0.02) 8.77 (0.13) 5,843 0.65 2.00 1.28 35
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01) 9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02) 9.42 3.44 10,518 0.68 1.43 1.21 50
Institutional Plus Class
03/31/25 8.94 0.37 0.15 0.52 (0.33) (0.04) 9.09 5.91 222,810 0.45 4.07 0.74 42
03/31/24 8.80 0.30 0.10 0.40 (0.26) (0.00)
(c)
8.94 4.64 212,301 0.46 3.45 0.73 48
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02) 8.80 0.05 246,064 0.48 2.17 0.74 35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01) 9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02) 9.45 3.63 226,818 0.49 1.61 0.73 50
INCOME FUND
Institutional Class
03/31/25 9.08 0.30 0.15 0.45 (0.28) (0.01) 9.24 5.06 2,016 0. 61 3.3 9 2. 16 16
03/31/24 9.17 0.29 (0.10) 0.19 (0.27) (0.01) 9.08 2.10 2,211 0.64 3.20 1.95 33
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01) 9.17 — 2,564 0.63 2.67 1.79 27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01) 9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01) 10.56 1.34 4,959 0.72 1.70 1.52 34
Institutional Plus Class
03/31/25 9.08 0.32 0.13 0.45 (0.29) (0.01) 9.23 5.08 169,776 0.49 3.51 0.84 16
03/31/24 9.17 0.30 (0.10) 0.20 (0.28) (0.01) 9.08 2.25 168,121 0.49 3.35 0.84 33
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01) 9.17 — 204,008 0.51 2.79 0.85 27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01) 9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01) 10.56 1.52 198,448 0.55 1.88 0.82 34
NEBRASKA TAX-FREE FUND
Institutional Plus Class
03/31/25 9.14 0.21 (0.09) 0.12 (0.21) — 9.05 1.28 50,576 0.45 2.29 0.78 18
03/31/24 9.20 0.19 (0.06) 0.13 (0.19) — 9.14 1.44 55,213 0.45 2.08 0.75 17
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) — 9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01) 9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01) 9.86 3.08 72,255 0.45 1.63 0.67 15
BALANCED FUND
Institutional Class
03/31/25 19.51 0.27 0.68 0.95 (0.26) (0.75) 19.45 4.65 26,385 0.93 1.32 1.32 22
03/31/24 17.48 0.24 2.86 3.10 (0.23) (0.84) 19.51 18.18 32,335 0.95 1.32 1.31 19
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78) 17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57) 19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97) 19.66 31.47 36,650 1.02 0.71 1.30 21
Institutional Plus Class
03/31/25 19.18 0.30 0.66 0.96 (0.31) (0.75) 19.08 4.78 52,189 0.76 1.49 1.08 22
03/31/24 17.21 0.27 2.82 3.09 (0.28) (0.84) 19.18 18.41 50,890 0.77 1.49 1.07 19
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78) 17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57) 19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97) 19.43 31.76 42,063 0.84 0.89 1.05 21

Financial Highlights
For a Share Outstanding
Annual Report 2025

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
Net
Investment
Income
(Loss) to
Average
Net
Assets
Expense
to Average
Net
Assets
(b)
Portfolio
Turnover
SMALL/MID CAP FUND
Institutional Class
03/31/25 $ 16.49 $ 0.07 $ (0.83) $ (0.76) $ — $ — $ 15.73 (4.61) % $ 426 0.92% 0.40% 5.50% 25%
03/31/24 13.69 0.03 2.77 2.80 — — 16.49 20.45 498 0.93 0.22 5.71 23
03/31/23 14.89 0.04 (1.00) (0.96) — (0.24) 13.69 (6.45) 402 0.92 0.28 5.92 24
03/31/22 13.83 0.01 1.60 1.61 — (0.55) 14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00 5.82 5.82 — — 13.83 72.66 36 1.19 (0.01) 77.98 28
Institutional Plus Class
03/31/25 16.50 0.07 (0.82) (0.75) (0.02) — 15.73 (4.54) 37,476 0.90 0.42 1.34 25
03/31/24 13.73 0.04 2.77 2.81 (0.04) — 16.50 20.51 13,355 0.90 0.26 1.62 23
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24) 13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55) 14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) — 13.86 73.22 3,726 0.95 0.24 3.02 28
SMALL COMPANY FUND
Institutional Class
03/31/25 30.70 0.05 (0.89) (0.84) — (2.03) 27.83 (3.64) 39,484 1.18 0.17 1.37 29
03/31/24 27.16 0.07 4.31 4.38 (0.06) (0.78) 30.70 16.26 53,758 1.17 0.24 1.34 27
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
(c)
(3.54) 27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15) 31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) — 33.85 67.03 69,896 1.17 0.28 1.34 64
Institutional Plus Class
03/31/25 30.92 0.12 (0.89) (0.77) (0.09) (2.03) 28.03 (3.43) 616,885 0.95 0.40 1.05 29
03/31/24 27.37 0.13 4.34 4.47 (0.14) (0.78) 30.92 16.50 702,223 0.95 0.46 1.06 27
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54) 27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15) 32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) — 34.03 67.37 721,075 0.96 0.49 1.05 64
(a) Per share data calculated using average share method.
(b) Ratios excluding contractual and voluntary waivers.
(c) Amount represents less than $0.005.

Notes to Financial Statements
March 31, 2025
Annual Report 2025

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). The Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Nebraska Tax-Free Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the
Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief
Operating Decision Maker.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including

Notes to Financial Statements
March 31, 2025
Annual Report 2025

valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
March 31, 2025
Annual Report 2025

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2025, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 63,924,486 $ – $ 63,924,486
Non-Agency Commercial Mortgage Backed Securities – 25,138,327 – 25,138,327
Non-Agency Residential Mortgage Backed Securities – 10,752,432 – 10,752,432
Corporate Bonds – 66,710,813 – 66,710,813
Government & Agency Obligations – 59,471,277 – 59,471,277
Preferred Stocks 344,400 – – 344,400
Short-Term Investments 1,519,981 – – 1,519,981
Total $ 1,864,381 $ 225,997,335 $ – $ 227,861,716
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 11,479,999 $ – $ 11,479,999
Non-Agency Commercial Mortgage Backed Securities – 4,983,078 – 4,983,078
Non-Agency Residential Mortgage Backed Securities – 11,161,185 – 11,161,185
Corporate Bonds – 45,566,210 – 45,566,210
Government & Agency Obligations – 94,217,128 – 94,217,128
Short-Term Investments 4,411,347 – – 4,411,347
Total $ 4,411,347 $ 167,407,600 $ – $ 171,818,947
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 49,311,160 $ – $ 49,311,160
Short-Term Investments 934,982 – – 934,982
Total $ 934,982 $ 49,311,160 $ – $ 50,246,142
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 45,658,774 $ – $ – $ 45,658,774
Asset Backed Securities – 5,761,986 – 5,761,986
Non-Agency Commercial Mortgage Backed Securities – 2,216,501 – 2,216,501
Non-Agency Residential Mortgage Backed Securities – 998,036 – 998,036
Corporate Bonds – 9,047,129 – 9,047,129
Government & Agency Obligations – 11,932,390 – 11,932,390
Short-Term Investments 2,871,142 – – 2,871,142
Total $ 48,529,916 $ 29,956,042 $ – $ 78,485,958

Notes to Financial Statements
March 31, 2025
Annual Report 2025

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 37,469,346 $ – $ – $ 37,469,346
Short-Term Investments 460,548 – – 460,548
Total $ 37,929,894 $ – $ – $ 37,929,894
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 639,341,806 $ – $ – $ 639,341,806
Short-Term Investments 16,524,400 – – 16,524,400
Total $ 655,866,206 $ – $ – $ 655,866,206

Notes to Financial Statements
March 31, 2025
Annual Report 2025

Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.
Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund, after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. These fee waivers will continue through August 1, 2025, unless the Board approves a change in or elimination of the waiver.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the year ended March 31, 2025, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At March 31, 2025, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,856,203; Income Fund
– $1,880,018; Nebraska Tax-Free Fund – $507,562; Balanced Fund – $760,730; Small/Mid Cap Fund – $340,674; Small Company Fund –
$2,239,865.
Expense Caps
Short-Intermediate Bond Fund 0.45%
Income Fund 0.49
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.77
Small/Mid Cap Fund 0.90
Small Company Fund 0.96
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 656,090 $ 1,266 $ 657,356
Income Fund 625,746 977 626,723
Nebraska Tax-Free Fund 175,296 305 175,601
Balanced Fund 286,093 480 286,573
Small/Mid Cap Fund 124,378 138 124,516
Small Company Fund 757,028 4,334 761,362

Notes to Financial Statements
March 31, 2025
Annual Report 2025

U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended March 31, 2025, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $22; Income Fund – $0; Balanced Fund – $0;
Small/Mid Cap Fund – $0 and Small Company Fund – $0. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended March 31, 2025, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended March 31, 2025, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at a “readily available market quotation:, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date
(provided that a quotation will not be readily available if it is not reliable).
For the year ended March 31, 2025, the Funds did not engage in securities transactions with affiliates.
Purchases Sales
Short-Intermediate Bond Fund $ 64,199,624 $ 59,387,749
Income Fund 8,955,918 17,826,110
Nebraska Tax-Free Fund 9,251,439 11,604,018
Balanced Fund 14,727,720 21,515,627
Small/Mid Cap Fund 33,925,465 6,013,652
Small Company Fund 210,674,686 280,155,465
Purchases Sales
Short-Intermediate Bond Fund $ 32,235,204 $ 31,827,083
Income Fund 18,430,535 12,869,603
Nebraska Tax-Free Fund – 49,399
Balanced Fund 2,983,358 4,182,658

Notes to Financial Statements
March 31, 2025
Annual Report 2025

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to differences in distributions for book and tax purposes. These reclassifications have no impact on net assets.
As of March 31, 2025, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2025, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund (211,151) 211,151
Small/Mid Cap Fund – –
Small Company Fund (4,714,000) 4,714,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 226,862,764 $ 3,006,204 $ (2,007,252) $ 998,952
Income Fund 182,618,094 1,029,415 (11,828,562) (10,799,147)
Nebraska Tax-Free Fund 52,405,155 23,159 (2,182,172) (2,159,013)
Balanced Fund 55,179,106 25,020,134 (1,713,282) 23,306,852
Small/Mid Cap Fund 39,101,619 3,670,904 (4,842,629) (1,171,725)
Small Company Fund 518,521,623 176,954,744 (39,610,161) 137,344,583
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 803,785 $ – $ – $ (409,404) $ 998,952 $ (10,009,083)
Income Fund 788,173 – – (274,766) (10,799,147) (9,279,156)
Nebraska Tax-Free Fund 1,174 62,229 – (62,629) (2,159,013) (1,047,639)
Balanced Fund 35,257 – 2,589,897 – 23,306,852 (31,433)
Small/Mid Cap Fund 52,284 – – – (1,171,725) (106,478)
Small Company Fund 1,383,629 – 33,359,913 – 137,344,583 (3,460,662)
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carryforward includes deferred post October loss and late year ordinary losses.

Notes to Financial Statements
March 31, 2025
Annual Report 2025

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2024 and March 31, 2025.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, were as follows:
At March 31, 2025, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2025, the Funds deferred losses to April 1, 2025 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year ended March 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. The federal returns are subject to examination by the Internal
Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2025 2024 2025 2024 2025 2024 2025 2024
Short-Intermediate Bond
Fund $ 8,968,955 $ 6,232,146 $ – $ – $ – $ – $ 8,968,955 $ 6,232,146
Income Fund 5,667,412 5,426,497 – – – – 5,667,412 5,426,497
Nebraska Tax-Free Fund 29,779 67,506 1,173,257 1,105,312 – – 1,203,036 1,172,818
Balanced Fund 1,443,672 1,101,784 – – 2,806,986 3,489,469 4,250,658 4,591,253
Small/Mid Cap Fund 51,220 35,171 – – – – 51,220 35,171
Small Company Fund 5,853,114 5,541,785 – – 44,828,441 16,908,575 50,681,555 22,450,360
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 988,934 $ 9,020,149 $ 10,009,083
Income Fund 1,620,998 7,658,158 9,279,156
Nebraska Tax-Free Fund 165,191 882,448 1,047,639
Small/Mid Cap Fund 106,478 – 106,478
Late Year Losses/Post-October
Losses
Balanced Fund $ 31,433
Small Company Fund 3,460,662

Report of Independent Registered Public Accounting Firm
Annual Report 2025

To the Shareholders and Board of Directors of
Tributary Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Tributary Funds, Inc.
comprising Tributary Short-Intermediate Bond Fund, Tributary Income Fund, Tributary Nebraska Tax-Free Fund, Tributary Balanced Fund,
Tributary Small/Mid Cap Fund, and Tributary Small Company Fund (the “Funds”) as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 28, 2025

Important Tax Information
March 31, 2025
(Unaudited)
Annual Report 2025

Other Federal Income Tax Information
The information reported below is for the year ended March 31, 2025. Foreign tax and qualified dividend information for the calendar year 2025 will be provided on your 2025 Form 1099-DIV.
For the year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the American
Taxpayer Relief Act of 2012. Complete information for calendar year 2025 will be reported in conjunction with your 2025 Form 1099-DIV.
For the year ended March 31, 2025, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Internal
Revenue Code (“Code”), as qualified dividends:
For the year ended March 31, 2025, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations:
For the year ended March 31, 2025, the following Funds hereby designate the following percentages, or the maximum amount allowable under the Code, as qualified interest income exempt from U.S. tax for foreign shareholders:
For the year ended March 31, 2025, Balanced Fund and Small Company Fund designate 17.11% and 66.59%, respectively, of its income dividends as short-
term capital gain dividends exempt from U.S. tax for foreign shareholders and Nebraska Tax-Free Fund designates 97.52% of its income dividend distributed as tax-exempt dividends.
Qualified Dividend Income
Short-Intermediate Bond Fund 0.28%
Balanced Fund 40.30%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Dividends Received
Deduction
Short-Intermediate Bond Fund 0.28%
Balanced Fund 39.06%
Small/Mid Cap Fund 100.00%
Small Company Fund 100.00%
Qualified Interest Income
Short-Intermediate Bond Fund 98.32%
Income Fund 95.80%
Nebraska Tax-Free Fund 0.05%
Balanced Fund 53.56%

Additional Fund Information
March 31, 2025
(Unaudited)
Annual Report 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

TF-ANR-0325
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, Nebraska 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
190 Middle Street
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
14606 Branch Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
190 Middle Street
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Tributary Funds, Inc.
By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	5/29/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Stephen C. Wade
Stephen C. Wade President

Date:	5/29/25

By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	5/29/25